John Hancock
Emerging Markets Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Common stocks 98.1%		$181,634,877
(Cost $141,845,138)
Australia 0.0%		40,564
MMG, Ltd. (A)	112,000	40,564
Belgium 0.0%		20,210
Titan Cement International SA (A)	1,302	20,210
Brazil 3.1%		5,775,401
AES Brasil Energia SA	6,779	13,626
Aliansce Sonae Shopping Centers SA	3,800	13,897
Alliar Medicos A Frente SA (A)	3,900	12,834
Alupar Investimento SA	7,050	30,298
Ambev SA, ADR	62,009	174,865
Americanas SA (A)	2,434	13,127
Atacadao SA	7,500	20,451
B3 SA - Brasil Bolsa Balcao	90,234	178,322
Banco Bradesco SA	18,309	55,430
Banco BTG Pactual SA	11,208	41,747
Banco do Brasil SA	12,537	71,005
Banco Inter SA	3,711	7,961
Banco Santander Brasil SA	3,800	22,279
BB Seguridade Participacoes SA	8,229	30,563
BR Malls Participacoes SA (A)	28,804	40,476
BR Properties SA	8,524	10,917
BrasilAgro - Company Brasileira de Propriedades Agricolas	2,247	9,409
Braskem SA, ADR (A)	2,571	45,481
BRF SA (A)	18,790	66,011
Camil Alimentos SA	11,340	19,304
CCR SA	34,669	75,914
Centrais Eletricas Brasileiras SA	5,600	32,503
Cia Brasileira de Distribuicao	8,517	33,936
Cia de Locacao das Americas	18,348	75,620
Cia de Saneamento Basico do Estado de Sao Paulo	8,299	49,719
Cia de Saneamento de Minas Gerais-COPASA	4,505	10,273
Cia de Saneamento do Parana	3,000	1,969
Cia de Saneamento do Parana, Unit	8,545	28,499
Cia Energetica de Minas Gerais	8,594	26,447
Cia Paranaense de Energia	3,200	16,712
Cia Siderurgica Nacional SA	20,797	80,497
Cielo SA	36,815	13,556
Cogna Educacao (A)	79,561	35,097
Construtora Tenda SA	3,166	9,613
Cosan SA	6,572	24,841
Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,530	18,216
Dexco SA	9,610	30,821
EcoRodovias Infraestrutura e Logistica SA (A)	9,993	14,753
EDP - Energias do Brasil SA	10,367	39,463
Embraer SA (A)	43,400	147,758
Enauta Participacoes SA	7,100	16,822
Energisa SA	7,068	57,192
Eneva SA (A)	23,400	58,065
Engie Brasil Energia SA	6,293	43,130
Equatorial Energia SA	23,281	93,466
Even Construtora e Incorporadora SA	7,057	7,720
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Brazil (continued)
Ez Tec Empreendimentos e Participacoes SA	2,411	$7,780
Fleury SA	4,465	13,875
Getnet Adquirencia e Servicos para Meios de Pagamento SA (A)	950	642
Grendene SA	9,503	14,165
Grupo De Moda Soma SA (A)	6,882	15,939
Guararapes Confeccoes SA	5,552	10,073
Hypera SA	7,232	34,887
International Meal Company Alimentacao SA (A)	20,154	9,608
IRB Brasil Resseguros S/A (A)	27,087	20,766
Itau Unibanco Holding SA	3,951	14,126
JBS SA	20,883	132,426
JHSF Participacoes SA	17,839	14,914
Klabin SA	25,118	106,649
Light SA	11,300	24,201
Localiza Rent a Car SA	9,232	83,931
LOG Commercial Properties e Participacoes SA	4,489	17,575
Lojas Americanas SA	4,871	4,713
Lojas Renner SA	16,449	83,244
M Dias Branco SA	2,200	10,871
Magazine Luiza SA	23,965	33,250
Marisa Lojas SA (A)	6,873	4,511
MRV Engenharia e Participacoes SA	13,204	26,047
Multiplan Empreendimentos Imobiliarios SA	8,400	29,286
Natura & Company Holding SA (A)	9,264	43,981
Notre Dame Intermedica Participacoes SA	4,920	53,787
Odontoprev SA	8,109	18,160
Omega Geracao SA (A)	3,124	15,081
Petroleo Brasileiro SA	106,544	571,206
Porto Seguro SA	12,168	48,180
Portobello SA	64	94
Profarma Distribuidora de Produtos Farmaceuticos SA	1,556	1,326
Qualicorp Consultoria e Corretora de Seguros SA	8,857	24,782
Raia Drogasil SA	14,740	58,678
Rumo SA (A)	28,991	90,606
Sao Martinho SA	9,885	61,735
Sendas Distribuidora SA	24,785	56,211
Ser Educacional SA (B)	3,448	6,342
SIMPAR SA	1,600	2,997
SLC Agricola SA	4,752	32,442
Sul America SA	10,873	48,274
Suzano SA (A)	14,026	140,114
SYN prop e tech SA	2,100	4,651
Tecnisa SA (A)	4,240	2,617
Telefonica Brasil SA	7,999	71,555
TIM SA	30,300	74,378
TOTVS SA	12,293	69,295
Transmissora Alianca de Energia Eletrica SA	13,511	86,591
Tupy SA	4,722	16,219
Ultrapar Participacoes SA	20,753	53,268
Vale SA	100,670	1,252,589
Vibra Energia SA	17,145	66,362
Vulcabras Azaleia SA	965	1,734
WEG SA	19,364	111,014
XP, Inc., BDR (A)	1,114	31,692
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
YDUQS Participacoes SA	6,530	$25,356
Canada 0.0%		45,150
Atlas Corp.	3,342	45,150
Chile 0.5%		974,530
AES Andes SA	189,458	20,834
Aguas Andinas SA, Class A	72,703	15,476
Banco de Chile	146,860	14,197
Banco de Chile, ADR	1,901	36,119
Banco de Credito e Inversiones SA	845	28,601
Banco Santander Chile	1,033,736	46,138
Besalco SA	30,504	8,657
CAP SA	3,915	35,365
Cementos BIO BIO SA	2,795	2,312
Cencosud SA	27,055	43,196
Cencosud Shopping SA	10,584	11,189
Cia Sud Americana de Vapores SA	460,968	31,679
Colbun SA	184,862	12,121
Cristalerias de Chile SA	40,829	157,376
Empresa Nacional de Telecomunicaciones SA	7,933	27,840
Empresas CMPC SA	15,788	25,551
Empresas COPEC SA	3,510	25,908
Enel Americas SA	433,639	55,874
Enel Chile SA, ADR	7,792	17,142
Engie Energia Chile SA	23,657	14,467
Falabella SA	6,902	21,363
Forus SA	5,056	6,324
Grupo Security SA	64,841	8,761
Inversiones Aguas Metropolitanas SA	29,967	15,995
Inversiones La Construccion SA	2,123	6,418
Itau CorpBanca Chile SA (A)	5,398,734	11,110
Latam Airlines Group SA (A)	6,596	2,168
Molibdenos y Metales SA	7,542	34,646
Multiexport Foods SA (A)	12,750	4,235
Parque Arauco SA (A)	17,834	17,218
PAZ Corp. SA	60,171	19,203
Plaza SA	6,102	6,467
Ripley Corp. SA (A)	79,393	13,038
Salfacorp SA	20,240	7,252
Sigdo Koppers SA	64,066	57,305
SMU SA	80,372	9,705
Sociedad Matriz SAAM SA	389,760	26,474
Socovesa SA	306,550	39,778
SONDA SA	29,383	9,462
Vina Concha y Toro SA	15,327	27,566
China 27.2%		50,331,338
360 Security Technology, Inc., Class A (A)	6,800	12,756
361 Degrees International, Ltd. (A)	46,000	23,012
3SBio, Inc. (A)(B)	76,000	64,972
51job, Inc., ADR (A)	755	43,564
AAC Technologies Holdings, Inc.	40,500	176,890
AECC Aviation Power Company, Ltd., Class A	2,400	24,336
Agile Group Holdings, Ltd.	59,250	38,970
Agricultural Bank of China, Ltd., H Shares	588,000	194,200
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Aier Eye Hospital Group Company, Ltd., Class A	9,200	$61,839
Air China, Ltd., H Shares (A)	60,000	37,750
Airtac International Group	1,816	55,578
AK Medical Holdings, Ltd. (B)	14,000	11,964
Alibaba Group Holding, Ltd. (A)	77,300	1,234,303
Alibaba Group Holding, Ltd., ADR (A)	17,741	2,262,510
A-Living Smart City Services Company, Ltd. (B)	22,000	51,686
Aluminum Corp. of China, Ltd., H Shares (A)	162,000	79,087
Angang Steel Company, Ltd., H Shares	70,200	31,102
Angel Yeast Company, Ltd., Class A	2,600	22,879
Anhui Anke Biotechnology Group Company, Ltd., Class A	11,600	24,037
Anhui Conch Cement Company, Ltd., H Shares	52,000	236,747
Anhui Expressway Company, Ltd., H Shares	20,000	15,149
Anhui Gujing Distillery Company, Ltd., Class A	600	23,877
Anhui Honglu Steel Construction Group Company, Ltd., Class A	2,200	17,568
Anhui Jinhe Industrial Company, Ltd., Class A	1,700	13,597
Anhui Kouzi Distillery Company, Ltd., Class A	2,200	22,841
ANTA Sports Products, Ltd.	21,000	335,344
Anton Oilfield Services Group (A)(C)	144,000	7,903
Aowei Holdings, Ltd. (A)(D)	9,116,000	619,554
Apeloa Pharmaceutical Company, Ltd., Class A	1,900	12,313
Asia Cement China Holdings Corp.	36,500	23,152
AsiaInfo Technologies, Ltd. (B)	14,800	24,602
Asymchem Laboratories Tianjin Company, Ltd., Class A	400	32,339
Autel Intelligent Technology Corp, Ltd., Class A	1,143	13,435
Autobio Diagnostics Company, Ltd., Class A	1,400	12,295
Avary Holding Shenzhen Company, Ltd., Class A	4,100	25,979
AviChina Industry & Technology Company, Ltd., H Shares	143,000	94,054
BAIC Motor Corp., Ltd., H Shares (B)	84,000	34,616
Baidu, Inc., ADR (A)	2,984	447,123
Baidu, Inc., Class A (A)	2,600	48,567
BAIOO Family Interactive, Ltd. (B)	78,000	6,376
Bank of Beijing Company, Ltd., Class A	30,400	20,877
Bank of Chengdu Company, Ltd., Class A	11,400	19,980
Bank of China, Ltd., H Shares	1,638,075	568,799
Bank of Chongqing Company, Ltd., H Shares	37,000	20,496
Bank of Communications Company, Ltd., H Shares	204,858	119,277
Bank of Hangzhou Company, Ltd., Class A	9,300	19,978
Bank of Jiangsu Company, Ltd., Class A	20,800	19,172
Bank of Nanjing Company, Ltd., Class A	20,700	29,383
Bank of Ningbo Company, Ltd., Class A	11,600	69,671
Bank of Shanghai Company, Ltd., Class A	11,200	12,554
Bank of Zhengzhou Company, Ltd., H Shares (A)(B)	66,000	15,239
Baoshan Iron & Steel Company, Ltd., Class A	68,600	69,680
Baozun, Inc., ADR (A)	1,783	24,588
BBMG Corp., H Shares (C)	115,500	17,034
BeiGene, Ltd. (A)	5,400	143,970
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	35,500	18,035
Beijing Capital International Airport Company, Ltd., H Shares (A)	82,415	47,839
Beijing Chunlizhengda Medical Instruments Company, Ltd., H Shares (A)(C)	7,250	17,090
Beijing Dabeinong Technology Group Company, Ltd., Class A	17,700	25,201
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	14,239
Beijing New Building Materials PLC, Class A	4,400	18,389
Beijing North Star Company, Ltd., H Shares	40,000	5,777
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	800	$31,469
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	500	14,567
BEST, Inc., ADR (A)(C)	10,734	11,163
Bethel Automotive Safety Systems Company, Ltd., Class A	1,200	13,831
BGI Genomics Company, Ltd., Class A	700	10,473
Bilibili, Inc., Class Z (A)	840	55,260
Billion Industrial Holdings, Ltd. (A)(D)	12,000	7,299
BOC International China Company, Ltd., Class A	9,600	20,472
BOE Technology Group Company, Ltd., Class A	164,700	124,383
BYD Company, Ltd., H Shares	12,000	472,003
BYD Electronic International Company, Ltd.	30,483	112,773
By-health Company, Ltd., Class A	6,000	22,226
C&D Property Management Group Company, Ltd. (A)	21,000	11,309
C&S Paper Company, Ltd., Class A	7,300	19,048
CanSino Biologics, Inc., H Shares (A)(B)	600	13,173
Central China Management Company, Ltd.	54,538	10,495
Central China Real Estate, Ltd.	54,538	7,705
Central China Securities Company, Ltd., H Shares	53,000	9,372
CGN Power Company, Ltd., H Shares (B)	204,000	55,785
Changchun High & New Technology Industry Group, Inc., Class A	1,000	44,443
Chaowei Power Holdings, Ltd.	37,000	9,872
Chaozhou Three-Circle Group Company, Ltd., Class A	1,700	11,134
Cheetah Mobile, Inc., ADR (A)	1,459	2,028
Chengdu Kanghua Biological Products Company, Ltd., Class A	500	13,123
Chengdu Wintrue Holding Company, Ltd., Class A	8,400	17,478
China Animal Healthcare, Ltd. (A)(D)	182,000	233
China Aoyuan Group, Ltd.	73,000	20,404
China BlueChemical, Ltd., H Shares	101,000	30,658
China Cinda Asset Management Company, Ltd., H Shares	384,000	61,357
China CITIC Bank Corp., Ltd., H Shares	239,962	102,993
China Coal Energy Company, Ltd., H Shares (C)	89,000	44,838
China Communications Services Corp., Ltd., H Shares	109,200	51,986
China Conch Venture Holdings, Ltd.	48,500	237,064
China Construction Bank Corp., H Shares	2,738,000	1,784,099
China CSSC Holdings, Ltd., Class A	5,400	20,302
China Datang Corp. Renewable Power Company, Ltd., H Shares	108,000	41,518
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	72,000	9,708
China Dili Group (A)	120,400	29,799
China Dongxiang Group Company, Ltd.	152,000	13,900
China Eastern Airlines Corp., Ltd., ADR (A)	1,460	25,386
China Eastern Airlines Corp., Ltd., H Shares (A)	36,000	12,487
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	9,567
China Energy Engineering Corp., Ltd., H Shares	172,000	24,351
China Everbright Bank Company, Ltd., H Shares	96,000	32,914
China Feihe, Ltd. (B)	41,000	54,847
China Galaxy Securities Company, Ltd., H Shares	120,500	66,416
China Greatwall Technology Group Company, Ltd., Class A	9,800	21,634
China Hanking Holdings, Ltd.	54,000	9,173
China Harmony Auto Holding, Ltd.	30,500	16,808
China Hongqiao Group, Ltd.	88,500	85,670
China Huarong Asset Management Company, Ltd., H Shares (A)(B)(D)	733,000	38,351
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	9,131
China International Capital Corp., Ltd., H Shares (B)	42,800	103,539
China International Marine Containers Group Company, Ltd., H Shares	23,220	42,455
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
China Isotope & Radiation Corp.	3,200	$9,119
China Jushi Company, Ltd., Class A	12,900	35,238
China Kepei Education Group, Ltd.	28,000	15,207
China Lesso Group Holdings, Ltd.	62,000	90,038
China Life Insurance Company, Ltd., H Shares	128,000	210,517
China Lilang, Ltd.	25,000	13,388
China Literature, Ltd. (A)(B)	6,200	43,281
China Logistics Property Holdings Company, Ltd. (A)(B)	21,000	11,307
China Longyuan Power Group Corp., Ltd., H Shares	93,000	190,098
China Maple Leaf Educational Systems, Ltd. (A)	56,000	6,246
China Medical System Holdings, Ltd.	65,800	107,767
China Meidong Auto Holdings, Ltd.	26,000	125,705
China Merchants Bank Company, Ltd., H Shares	107,961	836,367
China Merchants Securities Company, Ltd., H Shares (B)	10,540	15,682
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	12,900	23,183
China Minsheng Banking Corp., Ltd., H Shares (C)	94,840	36,465
China Modern Dairy Holdings, Ltd. (C)	167,000	27,925
China Molybdenum Company, Ltd., H Shares	114,000	69,938
China National Building Material Company, Ltd., H Shares	188,600	202,617
China National Chemical Engineering Company, Ltd., Class A	12,300	21,488
China National Nuclear Power Company, Ltd., Class A	41,600	44,495
China New Higher Education Group, Ltd. (B)	42,000	21,087
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	5,800	48,793
China Oilfield Services, Ltd., H Shares	104,000	81,893
China Oriental Group Company, Ltd.	84,000	22,202
China Pacific Insurance Group Company, Ltd., H Shares	99,400	288,321
China Petroleum & Chemical Corp., H Shares	448,000	195,288
China Railway Group, Ltd., H Shares	169,000	80,345
China Railway Signal & Communication Corp., Ltd., H Shares (B)	76,000	26,756
China Reinsurance Group Corp., H Shares	156,000	14,591
China Resources Medical Holdings Company, Ltd.	33,500	20,988
China Resources Pharmaceutical Group, Ltd. (B)	75,500	32,832
China Sanjiang Fine Chemicals Company, Ltd.	41,000	12,522
China SCE Group Holdings, Ltd.	98,000	25,876
China Shenhua Energy Company, Ltd., H Shares	121,000	250,692
China Shineway Pharmaceutical Group, Ltd.	17,000	15,683
China Southern Airlines Company, Ltd., H Shares (A)	34,000	18,775
China State Construction Engineering Corp., Ltd., Class A	86,800	63,090
China Suntien Green Energy Corp., Ltd., H Shares	59,000	41,280
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,867
China Tianrui Group Cement Company, Ltd. (A)(C)	25,000	17,686
China Tourism Group Duty Free Corp., Ltd., Class A	3,900	125,927
China Tower Corp., Ltd., H Shares (B)	1,212,000	153,407
China TransInfo Technology Company, Ltd., Class A	9,600	22,208
China Vanke Company, Ltd., H Shares	62,781	142,429
China XLX Fertiliser, Ltd.	50,000	30,326
China Yangtze Power Company, Ltd., Class A	30,800	94,398
China Yongda Automobiles Services Holdings, Ltd.	52,000	78,679
China Yuhua Education Corp., Ltd. (B)	28,000	13,367
China ZhengTong Auto Services Holdings, Ltd. (A)(C)	72,500	8,928
China Zhongwang Holdings, Ltd. (A)(D)	54,200	11,677
Chinasoft International, Ltd. (A)	124,000	206,172
Chlitina Holding, Ltd.	2,000	17,803
Chongqing Brewery Company, Ltd., Class A (A)	1,100	24,897
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Chongqing Changan Automobile Company, Ltd., Class A	7,100	$19,310
Chongqing Fuling Electric Power Industrial Company, Ltd., Class A	8,900	29,604
Chongqing Rural Commercial Bank Company, Ltd., H Shares	152,000	51,862
Chongqing Zhifei Biological Products Company, Ltd., Class A	2,800	56,544
CIFI Holdings Group Company, Ltd.	176,645	96,033
CITIC Securities Company, Ltd., H Shares	40,500	96,286
CITIC, Ltd.	96,923	87,306
COFCO Joycome Foods, Ltd. (A)	75,000	25,194
Cogobuy Group (A)(B)	44,000	16,129
Colour Life Services Group Company, Ltd. (A)(C)	40,102	5,820
Consun Pharmaceutical Group, Ltd.	29,000	13,853
Contemporary Amperex Technology Company, Ltd., Class A	2,100	224,001
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	33,347
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	84,000	33,050
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(C)	112,450	191,652
Country Garden Holdings Company, Ltd.	285,076	251,243
Country Garden Services Holdings Company, Ltd.	29,642	179,709
CPMC Holdings, Ltd.	27,000	13,863
CSC Financial Company, Ltd., H Shares (B)(C)	31,000	32,227
CSPC Pharmaceutical Group, Ltd.	363,680	377,048
CT Environmental Group, Ltd. (A)(D)	154,000	2,350
DaFa Properties Group, Ltd. (C)	13,000	7,240
Dali Foods Group Company, Ltd. (B)	117,000	61,380
DaShenLin Pharmaceutical Group Company, Ltd., Class A	1,600	8,850
Datang International Power Generation Company, Ltd., H Shares	132,000	21,007
Dexin China Holdings Company, Ltd. (A)	60,000	19,614
DHC Software Company, Ltd., Class A	18,500	21,040
Differ Group Holding Company, Ltd. (A)	146,000	29,653
Dongfang Electric Corp., Ltd., H Shares	18,600	29,711
Dongfeng Motor Group Company, Ltd., H Shares	104,000	96,546
Dongyue Group, Ltd.	56,000	105,763
DouYu International Holdings, Ltd., ADR (A)	3,157	8,776
Dynagreen Environmental Protection Group Company, Ltd., H Shares (C)	26,000	13,424
East Money Information Company, Ltd., Class A	11,000	59,741
Ecovacs Robotics Company, Ltd., Class A	900	23,317
ENN Energy Holdings, Ltd.	17,600	329,528
Eve Energy Company, Ltd., Class A	1,500	34,377
Everbright Securities Company, Ltd., H Shares (B)	9,800	7,382
Fang Holdings, Ltd., ADR (A)	234	1,053
Fanhua, Inc., ADR (C)	1,300	16,640
FAW Jiefang Group Company, Ltd., Class A	12,100	19,569
Fiberhome Telecommunication Technologies Company, Ltd., Class A	7,700	21,447
Fibocom Wireless, Inc., Class A	1,500	13,426
Flat Glass Group Company, Ltd., H Shares	9,000	39,250
Focus Media Information Technology Company, Ltd., Class A	51,700	57,588
Foshan Haitian Flavouring & Food Company, Ltd., Class A	5,970	105,359
Fosun International, Ltd.	71,693	78,241
Fu Jian Anjoy Foods Company, Ltd., Class A	800	21,823
Fu Shou Yuan International Group, Ltd.	53,000	42,597
Fufeng Group, Ltd. (A)	120,000	47,957
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,802
Fujian Funeng Company, Ltd., Class A	9,100	21,620
Fujian Sunner Development Company, Ltd., Class A	5,400	18,589
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	18,000	98,787
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Ganfeng Lithium Company, Ltd., H Shares (B)	1,000	$19,327
GDS Holdings, Ltd., ADR (A)	1,617	90,617
Genertec Universal Medical Group Company, Ltd. (B)	51,500	35,558
GF Securities Company, Ltd., H Shares	27,800	48,434
Ginlong Technologies Company, Ltd., Class A	600	23,985
GoerTek, Inc., Class A	6,200	50,498
Golden Eagle Retail Group, Ltd.	26,000	22,134
GOME Retail Holdings, Ltd. (A)(C)	247,000	21,483
Grand Baoxin Auto Group, Ltd. (A)	48,950	4,724
Great Wall Motor Company, Ltd., H Shares	48,000	199,446
Greatview Aseptic Packaging Company, Ltd.	54,000	18,176
Gree Electric Appliances, Inc. of Zhuhai, Class A	10,700	58,002
Greenland Hong Kong Holdings, Ltd.	76,250	15,411
Greentown China Holdings, Ltd.	54,000	79,915
Greentown Service Group Company, Ltd.	56,000	53,664
Guangdong Haid Group Company, Ltd., Class A	2,700	27,208
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,500	20,605
Guanghui Energy Company, Ltd., Class A (A)	23,200	21,695
Guangshen Railway Company, Ltd., ADR (A)	7,024	57,969
Guangzhou Automobile Group Company, Ltd., H Shares	46,000	46,918
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	29,259
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,200	20,647
Guangzhou R&F Properties Company, Ltd., H Shares (C)	96,199	52,067
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,000	10,884
Guangzhou Tinci Materials Technology Company, Ltd., Class A	1,000	21,184
Guangzhou Wondfo Biotech Company, Ltd., Class A	3,500	21,241
Guorui Properties, Ltd. (A)	53,000	2,423
Guosen Securities Company, Ltd., Class A	12,000	20,765
Guotai Junan Securities Company, Ltd., H Shares (B)	9,000	11,998
Haichang Ocean Park Holdings, Ltd. (A)(B)	86,000	30,081
Haier Smart Home Company, Ltd., H Shares	55,400	206,730
Hailiang Education Group, Inc., ADR (A)	767	14,573
Hainan Meilan International Airport Company, Ltd., H Shares (A)	7,000	22,891
Haitian International Holdings, Ltd.	30,000	82,868
Haitong Securities Company, Ltd., H Shares	60,000	50,377
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	5,300	26,720
Hangjin Technology Company, Ltd., Class A	2,100	13,517
Hangzhou First Applied Material Company, Ltd., Class A	1,000	19,079
Hangzhou Oxygen Plant Group Company, Ltd., Class A	3,300	13,467
Han’s Laser Technology Industry Group Company, Ltd., Class A	1,800	12,731
Harbin Bank Company, Ltd., H Shares (A)(B)	190,000	19,487
Harbin Electric Company, Ltd., H Shares (A)	44,000	20,773
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	6,906
HC Group, Inc. (A)	53,500	5,375
Hebei Construction Group Corp., Ltd., H Shares	6,500	1,109
Hefei Meiya Optoelectronic Technology, Inc., Class A	3,400	20,782
Hello Group, Inc., ADR	9,177	106,178
Henan Shenhuo Coal & Power Company, Ltd., Class A	4,300	5,795
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,600	33,980
Hengan International Group Company, Ltd.	37,000	178,684
Hengli Petrochemical Company, Ltd., Class A	16,600	55,138
Hengyi Petrochemical Company, Ltd., Class A	12,200	20,078
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	18,282
Hithink RoyalFlush Information Network Company, Ltd., Class A	1,100	20,210
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Hongfa Technology Company, Ltd., Class A	2,100	$23,926
Honghua Group, Ltd. (A)	191,000	6,347
Honworld Group, Ltd. (A)(B)(D)	20,500	7,264
Hope Education Group Company, Ltd. (B)	88,000	19,192
HOSA International, Ltd. (A)(D)	86,000	2,079
Hua Hong Semiconductor, Ltd. (A)(B)	14,000	93,275
Huadian Power International Corp., Ltd., H Shares (C)	84,000	26,131
Huadong Medicine Company, Ltd., Class A	2,300	12,255
Huafon Chemical Company, Ltd., Class A	10,200	17,117
Hualan Biological Engineering, Inc., Class A	4,900	22,205
Huaneng Power International, Inc., H Shares (C)	98,000	43,749
Huatai Securities Company, Ltd., H Shares (B)	25,800	36,966
Huayu Automotive Systems Company, Ltd., Class A	5,700	23,058
Huazhu Group, Ltd., ADR (A)	1,981	78,289
Hubei Xingfa Chemicals Group Company, Ltd., Class A	2,700	16,996
Huishang Bank Corp., Ltd., H Shares (A)	40,200	13,488
Humanwell Healthcare Group Company, Ltd., Class A	6,900	23,095
Hunan Valin Steel Company, Ltd., Class A	12,600	9,872
Hundsun Technologies, Inc., Class A	2,200	20,240
HUYA, Inc., ADR (A)	1,323	11,391
iDreamSky Technology Holdings, Ltd. (A)(B)	24,800	20,697
Iflytek Company, Ltd., Class A	2,300	19,464
Industrial & Commercial Bank of China, Ltd., H Shares	1,996,000	1,054,753
Industrial Bank Company, Ltd., Class A	40,900	115,276
Industrial Securities Company, Ltd., Class A	15,700	21,067
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	39,800	17,975
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	16,800	13,956
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	15,700	96,420
Inner Mongolia Yitai Coal Company, Ltd., H Shares	408,400	279,656
Innovent Biologics, Inc. (A)(B)	11,000	97,178
Inspur Electronic Information Industry Company, Ltd., Class A	2,600	13,264
iQIYI, Inc., ADR (A)	1,563	9,753
JA Solar Technology Company, Ltd., Class A	1,900	25,960
Jafron Biomedical Company, Ltd., Class A	2,200	17,716
Jason Furniture Hangzhou Company, Ltd., Class A	2,100	22,007
JCET Group Company, Ltd., Class A	2,400	12,473
JD.com, Inc., ADR (A)	8,300	698,113
Jiangsu Expressway Company, Ltd., H Shares	40,000	38,898
Jiangsu Hengli Hydraulic Company, Ltd., Class A	1,500	18,570
Jiangsu Hengrui Medicine Company, Ltd., Class A	8,800	69,460
Jiangsu Jiejie Microelectronics Company, Ltd., Class A	4,400	23,749
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	1,400	12,379
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	3,900	16,466
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	2,500	68,146
Jiangsu Yangnong Chemical Company, Ltd., Class A	600	12,460
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	3,800	21,519
Jiangxi Copper Company, Ltd., H Shares	31,000	49,817
Jiangxi Zhengbang Technology Company, Ltd., Class A	16,100	24,357
Jingjin Environmental Protection Company, Ltd., Class A	2,300	13,988
Jingrui Holdings, Ltd. (A)	40,000	10,307
Jinke Properties Group Company, Ltd., Class A	28,800	18,578
JinkoSolar Holding Company, Ltd., ADR (A)(C)	2,163	113,082
JiuGui Liquor Company, Ltd., Class A	600	21,117
Jiumaojiu International Holdings, Ltd. (B)	7,000	14,458
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
JNBY Design, Ltd.	10,500	$17,732
Jointown Pharmaceutical Group Company, Ltd., Class A	4,600	9,885
Jonjee Hi-Tech Industrial And Commercial Holding Company, Ltd., Class A	4,400	22,628
Juewei Food Company, Ltd., Class A	2,000	20,367
Kaisa Group Holdings, Ltd. (A)	159,285	21,724
Kasen International Holdings, Ltd. (A)	50,000	3,850
Kehua Data Company, Ltd., Class A	3,700	26,953
Kinetic Mines and Energy, Ltd.	156,000	10,824
Kingdee International Software Group Company, Ltd. (A)	29,000	87,039
Kingfa Sci & Tech Company, Ltd., Class A	8,600	18,356
Kingsoft Corp., Ltd.	31,600	136,741
Kweichow Moutai Company, Ltd., Class A	2,700	818,289
KWG Group Holdings, Ltd.	74,012	54,884
KWG Living Group Holdings, Ltd.	58,006	35,065
Lakala Payment Company, Ltd., Class A	3,500	15,598
LB Group Company, Ltd., Class A	7,298	31,984
Legend Holdings Corp., H Shares (B)	21,600	34,086
Lenovo Group, Ltd.	336,000	344,067
Lens Technology Company, Ltd., Class A	15,000	49,276
Lepu Medical Technology Beijing Company, Ltd., Class A	3,100	10,804
LexinFintech Holdings, Ltd., ADR (A)	6,813	28,615
Li Ning Company, Ltd.	41,500	469,390
Lifetech Scientific Corp. (A)	130,000	70,276
Lingyi iTech Guangdong Company, Class A (A)	20,100	21,351
Link Motion, Inc., ADR (A)(D)	6,959	964
Livzon Pharmaceutical Group, Inc., H Shares	6,300	20,607
Logan Group Company, Ltd.	71,000	68,506
Longfor Group Holdings, Ltd. (B)	62,000	294,300
LONGi Green Energy Technology Company, Ltd., Class A	11,200	155,005
Lonking Holdings, Ltd.	122,000	31,476
Luoyang Xinqianglian Slewing Bearing Company, Ltd., Class A	800	26,821
Luxi Chemical Group Company, Ltd., Class A	6,100	14,808
Luxshare Precision Industry Company, Ltd., Class A	11,500	71,436
Luye Pharma Group, Ltd. (A)(B)	111,500	51,117
Luzhou Laojiao Company, Ltd., Class A	2,600	94,212
Mango Excellent Media Company, Ltd., Class A	4,800	32,837
Meitu, Inc. (A)(B)	105,500	21,808
Meituan, Class B (A)(B)	21,300	647,399
Metallurgical Corp. of China, Ltd., H Shares	93,000	23,480
Microport Scientific Corp.	3,000	12,469
Midea Group Company, Ltd., Class A	12,400	132,399
Ming Yang Smart Energy Group, Ltd., Class A	5,300	26,581
Minth Group, Ltd.	42,000	195,062
MLS Company, Ltd., Class A	9,400	25,065
MOGU, Inc., ADR (A)(C)	4,479	3,045
Muyuan Foods Company, Ltd., Class A	19,600	160,413
NARI Technology Company, Ltd., Class A	9,100	59,084
NAURA Technology Group Company, Ltd., Class A	400	24,279
NetDragon Websoft Holdings, Ltd.	14,000	31,891
NetEase, Inc., ADR	7,187	774,256
New Century Healthcare Holding Company, Ltd. (A)(B)	31,500	4,459
New China Life Insurance Company, Ltd., H Shares	34,100	91,092
New Hope Liuhe Company, Ltd., Class A (A)	12,100	27,256
New Oriental Education & Technology Group, Inc., ADR (A)	16,550	36,576
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Ningxia Baofeng Energy Group Company, Ltd., Class A	17,400	$44,283
NIO, Inc., ADR (A)	8,436	330,101
Niu Technologies, ADR (A)(C)	500	10,170
Noah Holdings, Ltd., ADR (A)	409	14,900
NVC International Holdings, Ltd. (A)	168,000	3,596
Oppein Home Group, Inc., Class A	600	11,384
Orient Securities Company, Ltd., H Shares (B)	29,200	24,160
Ovctek China, Inc., Class A	900	8,112
PetroChina Company, Ltd., H Shares	696,000	301,374
PICC Property & Casualty Company, Ltd., H Shares	166,894	142,685
Pinduoduo, Inc., ADR (A)	1,984	131,936
Ping An Bank Company, Ltd., Class A	44,500	121,706
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	8,800	33,133
Ping An Insurance Group Company of China, Ltd., H Shares	228,500	1,584,017
Poly Developments and Holdings Group Company, Ltd., Class A	10,800	23,469
Poly Property Services Company, Ltd., H Shares	3,400	23,122
Postal Savings Bank of China Company, Ltd., H Shares (B)	181,000	122,617
Power Construction Corp. of China, Ltd., Class A	17,500	18,087
Powerlong Real Estate Holdings, Ltd.	71,000	42,768
Proya Cosmetics Company, Ltd., Class A	700	21,769
Q Technology Group Company, Ltd.	23,000	32,362
Qingling Motors Company, Ltd., H Shares	34,000	6,834
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (A)(B)	15,268	7,739
Redco Properties Group, Ltd. (B)(C)	46,000	13,336
Redsun Properties Group, Ltd. (C)	30,000	8,464
Rongsheng Petrochemical Company, Ltd., Class A	36,400	92,666
Ronshine China Holdings, Ltd. (A)(C)	33,000	12,551
SAIC Motor Corp., Ltd., Class A	6,500	20,357
Sailun Group Company, Ltd., Class A	9,200	20,208
Sanan Optoelectronics Company, Ltd., Class A	4,100	22,610
Sany Heavy Equipment International Holdings Company, Ltd.	61,000	63,329
Sany Heavy Industry Company, Ltd., Class A	27,200	93,672
Satellite Chemical Company, Ltd., Class A	4,800	29,704
Seazen Group, Ltd. (A)	128,000	91,795
Seazen Holdings Company, Ltd., Class A	5,600	27,385
Secoo Holding, Ltd., ADR (A)	313	202
S-Enjoy Service Group Company, Ltd. (A)	12,000	20,872
SF Holding Company, Ltd., Class A	7,100	68,224
SG Micro Corp., Class A	200	10,745
Shaanxi Coal Industry Company, Ltd., Class A	29,500	55,150
Shandong Chenming Paper Holdings, Ltd., H Shares (C)	19,376	9,130
Shandong Gold Mining Company, Ltd., H Shares (B)	21,500	38,738
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	3,800	17,606
Shandong Linglong Tyre Company, Ltd., Class A	2,000	12,102
Shandong Sun Paper Industry JSC, Ltd., Class A	12,200	21,952
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	96,000	135,079
Shanghai Bailian Group Company, Ltd., Class A	10,200	21,202
Shanghai Bairun Investment Holding Group Company, Ltd., Class A	2,200	20,213
Shanghai Baosight Software Company, Ltd., Class A	1,000	10,405
Shanghai Belling Company, Ltd., Class A	4,500	19,822
Shanghai Electric Group Company, Ltd., H Shares	92,000	26,246
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	6,500	33,586
Shanghai Fudan Microelectronics Group Company, Ltd., H Shares (A)(C)	12,000	43,445
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	$14,613
Shanghai International Port Group Company, Ltd., Class A	24,100	18,126
Shanghai Jin Jiang Capital Company, Ltd., H Shares	68,000	25,138
Shanghai Liangxin Electrical Company, Ltd., Class A	9,200	27,039
Shanghai M&G Stationery, Inc., Class A	1,400	12,314
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	33,900	61,811
Shanghai Pudong Development Bank Company, Ltd., Class A	34,500	46,029
Shanghai Putailai New Energy Technology Company, Ltd., Class A	900	25,870
Shanghai Wanye Enterprises Company, Ltd., Class A	5,400	33,433
Shanxi Coking Coal Energy Group Company, Ltd., Class A	7,200	9,018
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	10,400	17,619
Shanxi Meijin Energy Company, Ltd., Class A (A)	11,100	23,524
Shanxi Taigang Stainless Steel Company, Ltd., Class A	18,300	20,418
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,000	98,021
Shengyi Technology Company, Ltd., Class A	6,200	22,928
Shenzhen Expressway Company, Ltd., H Shares	20,000	18,661
Shenzhen Goodix Technology Company, Ltd., Class A	1,400	24,171
Shenzhen Inovance Technology Company, Ltd., Class A	3,100	32,031
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,200	124,322
Shenzhen Overseas Chinese Town Company, Ltd., Class A	19,500	18,055
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A (A)	5,100	22,628
Shenzhou International Group Holdings, Ltd.	14,800	277,912
Shui On Land, Ltd.	244,567	32,505
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	7,800	23,221
Sichuan Road & Bridge Company, Ltd., Class A	11,900	22,297
Sichuan Swellfun Company, Ltd., Class A	1,200	24,362
Sihuan Pharmaceutical Holdings Group, Ltd. (C)	103,000	20,082
Silergy Corp.	1,000	169,019
Sinofibers Technology Company, Ltd., Class A	2,900	30,498
Sinoma Science & Technology Company, Ltd., Class A	2,600	14,839
Sino-Ocean Group Holding, Ltd.	182,681	42,721
Sinopec Engineering Group Company, Ltd., H Shares	82,500	40,162
Sinopec Oilfield Service Corp., H Shares (A)	174,000	13,753
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	188,000	44,115
Sinopharm Group Company, Ltd., H Shares	65,600	142,564
Sinotrans, Ltd., H Shares	114,574	36,504
Sinotruk Hong Kong, Ltd.	34,055	50,396
Skshu Paint Company, Ltd., Class A	1,100	20,537
Skyfame Realty Holdings, Ltd.	114,000	12,871
SOHO China, Ltd. (A)	109,500	24,412
Sohu.com, Ltd., ADR (A)	975	16,448
Songcheng Performance Development Company, Ltd., Class A	9,900	20,469
Sun King Technology Group, Ltd. (A)	54,000	35,730
Sunac China Holdings, Ltd.	113,000	202,647
Sunac Services Holdings, Ltd. (B)	5,116	8,088
Sungrow Power Supply Company, Ltd., Class A	1,600	40,541
Suning.com Company, Ltd., Class A (A)	30,200	18,291
Sunny Optical Technology Group Company, Ltd.	14,800	445,788
Sunwoda Electronic Company, Ltd., Class A	2,800	23,163
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	6,400	23,994
Suzhou Maxwell Technologies Company, Ltd., Class A	300	33,069
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	8,800	12,974
TBEA Company, Ltd., Class A	5,400	19,400
TCL Technology Group Corp., Class A	51,500	49,565
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
China (continued)
Tencent Holdings, Ltd.	110,000	$6,415,099
Tencent Music Entertainment Group, ADR (A)	6,605	47,490
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,469
The People’s Insurance Company Group of China, Ltd., H Shares	131,000	38,277
Three Squirrels, Inc., Class A	3,600	20,843
Tian Ge Interactive Holdings, Ltd. (A)(B)	32,000	3,522
Tian Shan Development Holding, Ltd. (A)	32,000	8,001
Tiangong International Company, Ltd. (C)	50,000	29,284
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	7,329
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	3,000	21,249
Tianli Education International Holdings, Ltd.	58,000	13,825
Tianma Microelectronics Company, Ltd., Class A	11,000	21,595
Tianneng Power International, Ltd. (C)	36,700	40,472
Tianshui Huatian Technology Company, Ltd., Class A	5,400	11,689
Tibet Summit Resources Company, Ltd., Class A	3,100	18,430
Tingyi Cayman Islands Holding Corp.	90,000	173,872
Titan Wind Energy Suzhou Company, Ltd., Class A	5,000	16,437
Tong Ren Tang Technologies Company, Ltd., H Shares	19,000	14,314
Tongcheng-Elong Holdings, Ltd. (A)	30,400	62,605
Tongling Nonferrous Metals Group Company, Ltd., Class A	29,300	15,785
Tongwei Company, Ltd., Class A	8,100	57,029
Topchoice Medical Corp., Class A (A)	600	18,683
Topsports International Holdings, Ltd. (B)	14,000	16,279
TravelSky Technology, Ltd., H Shares	31,500	52,029
Trigiant Group, Ltd. (A)	82,000	6,512
Trip.com Group, Ltd., ADR (A)	9,760	268,400
Tsaker Chemical Group, Ltd. (B)	22,500	4,102
Tsingtao Brewery Company, Ltd., H Shares	18,000	145,501
Tuniu Corp., ADR (A)	1,300	1,196
Unigroup Guoxin Microelectronics Company, Ltd., Class A	400	14,457
Uni-President China Holdings, Ltd.	71,600	70,247
Vipshop Holdings, Ltd., ADR (A)	12,489	122,018
VNET Group, Inc., ADR (A)	1,200	11,664
Walvax Biotechnology Company, Ltd., Class A	1,900	20,463
Wanhua Chemical Group Company, Ltd., Class A	11,700	175,166
Want Want China Holdings, Ltd.	205,000	173,043
Weibo Corp., ADR (A)	2,526	100,560
Weichai Power Company, Ltd., H Shares	60,600	107,477
Weiqiao Textile Company, H Shares	12,500	4,158
Wens Foodstuffs Group Company, Ltd., Class A	5,100	12,756
West China Cement, Ltd.	162,000	27,559
Will Semiconductor Company, Ltd., Class A	1,300	55,779
Wingtech Technology Company, Ltd., Class A	1,300	24,982
Wisdom Education International Holdings Company, Ltd.	38,000	6,998
Wuchan Zhongda Group Company, Ltd., Class A	20,600	19,528
Wuhan Raycus Fiber Laser Technologies Company, Ltd., Class A	2,500	25,212
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	6,900	25,484
Wuliangye Yibin Company, Ltd., Class A	10,000	342,423
WuXi AppTec Company, Ltd., H Shares (B)	3,440	76,214
Wuxi Biologics Cayman, Inc. (A)(B)	27,000	364,224
Wuxi Taiji Industry Company, Ltd., Class A	8,400	10,903
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)	26,500	18,301
Xiamen International Port Company, Ltd., H Shares	88,662	8,972
Xiamen Kingdomway Group Company, Class A	4,500	22,428
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Xiamen Tungsten Company, Ltd., Class A	5,100	$20,874
Xi’an Triangle Defense Company, Ltd., Class A	3,000	24,499
Xiaomi Corp., Class B (A)(B)	95,000	236,308
Xingda International Holdings, Ltd.	47,899	10,440
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	17,104
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	25,498	55,885
Xinyangfeng Agricultural Technology Company, Ltd., Class A	7,600	19,973
Xinyi Solar Holdings, Ltd.	128,127	235,611
Xinyuan Real Estate Company, Ltd., ADR	4,413	3,887
Xtep International Holdings, Ltd.	62,124	83,918
Xunlei, Ltd., ADR (A)(C)	3,300	7,755
Yadea Group Holdings, Ltd. (B)	46,000	82,211
Yangzhou Yangjie Electronic Technology Company, Ltd., Class A	3,000	35,490
Yantai Eddie Precision Machinery Company, Ltd., Class A	2,100	10,478
Yanzhou Coal Mining Company, Ltd., H Shares (C)	64,000	100,205
Yashili International Holdings, Ltd. (A)	114,000	7,858
Yealink Network Technology Corp., Ltd., Class A	1,000	12,176
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)(C)	27,600	20,071
Yida China Holdings, Ltd. (A)	28,000	3,343
Yifeng Pharmacy Chain Company, Ltd., Class A	2,700	19,129
Yihai International Holding, Ltd. (A)	13,000	69,748
Yiren Digital, Ltd., ADR (A)	1,046	3,567
Yonghui Superstores Company, Ltd., Class A	36,400	22,158
Youyuan International Holdings, Ltd. (A)(D)	26,000	0
Yum China Holdings, Inc.	9,823	492,132
Yunda Holding Company, Ltd., Class A	6,300	19,605
Yunnan Aluminium Company, Ltd., Class A (A)	7,000	11,755
Yunnan Baiyao Group Company, Ltd., Class A	800	11,100
Yunnan Copper Company, Ltd., Class A	8,600	18,628
Yunnan Energy New Material Company, Ltd., Class A	1,300	52,069
Yunnan Tin Company, Ltd., Class A (A)	6,000	17,396
Yuzhou Group Holdings Company, Ltd.	175,887	17,385
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	800	56,231
Zhaojin Mining Industry Company, Ltd., H Shares (C)	38,000	39,723
Zhefu Holding Group Company, Ltd., Class A	19,600	20,603
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	19,700	22,734
Zhejiang Chint Electrics Company, Ltd., Class A	5,300	43,032
Zhejiang Dahua Technology Company, Ltd., Class A	3,200	12,306
Zhejiang Dingli Machinery Company, Ltd., Class A	2,000	25,934
Zhejiang Expressway Company, Ltd., H Shares	42,000	39,644
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	6,400	21,666
Zhejiang Huayou Cobalt Company, Ltd., Class A	1,300	26,543
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	900	10,162
Zhejiang Longsheng Group Company, Ltd., Class A	10,700	21,010
Zhejiang NHU Company, Ltd., Class A	7,300	33,198
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	6,000	21,956
Zhejiang Semir Garment Company, Ltd., Class A	18,564	21,003
Zhejiang Supor Company, Ltd., Class A	2,600	25,171
Zhejiang Tianyu Pharmaceutical Company, Ltd., Class A	2,700	18,138
Zhejiang Weixing New Building Materials Company, Ltd., Class A	4,000	11,632
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (C)	15,800	17,344
Zhenro Properties Group, Ltd.	19,000	10,709
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	15,100	51,462
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
China (continued)
Zhongjin Gold Corp, Ltd., Class A	8,100	$10,616
Zhongsheng Group Holdings, Ltd.	19,500	159,721
Zhongyuan Bank Company, Ltd., H Shares (A)(B)	42,000	5,329
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	28,500	26,181
Zhuzhou CRRC Times Electric Company, Ltd.	21,000	137,843
Zhuzhou Kibing Group Company, Ltd., Class A	7,200	18,009
Zibo Qixiang Tengda Chemical Company, Ltd., Class A	4,760	7,435
Zijin Mining Group Company, Ltd., H Shares	151,384	200,879
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	39,045
ZTE Corp., H Shares	24,200	65,654
ZTO Express Cayman, Inc., ADR	9,806	309,968
Colombia 0.2%		341,707
Banco de Bogota SA	776	13,694
Bancolombia SA	4,563	36,972
Celsia SA ESP	23,575	23,905
Cementos Argos SA	29,845	44,898
Corp. Financiera Colombiana SA (A)	4,632	33,369
Ecopetrol SA	66,214	43,093
Grupo Argos SA	8,087	25,506
Grupo de Inversiones Suramericana SA	6,239	39,277
Grupo Energia Bogota SA ESP	17,578	11,590
Grupo Nutresa SA	4,184	30,424
Interconexion Electrica SA ESP	6,983	38,979
Czech Republic 0.1%		172,971
CEZ AS	3,198	104,330
Komercni banka AS	952	36,358
O2 Czech Republic AS	1,704	19,850
Philip Morris CR AS	18	12,433
Egypt 0.0%		82,706
Commercial International Bank Egypt SAE, GDR (A)	26,729	82,706
Greece 0.3%		479,404
Alpha Services and Holdings SA (A)	23,649	27,609
Athens Water Supply & Sewage Company SA	1,181	9,900
Bank of Greece	1,576	29,793
Ellaktor SA (A)	9,660	14,534
Eurobank Ergasias Services and Holdings SA (A)	53,240	52,692
FF Group (A)(D)	6,657	11,325
GEK Terna Holding Real Estate Construction SA (A)	3,076	34,161
Hellenic Exchanges - Athens Stock Exchange SA	1,960	8,327
Hellenic Telecommunications Organization SA	3,641	62,903
Holding Company ADMIE IPTO SA	8,138	23,062
JUMBO SA	1,883	26,360
LAMDA Development SA (A)	2,618	20,838
Motor Oil Hellas Corinth Refineries SA	1,394	21,073
Mytilineos SA	2,258	36,995
National Bank of Greece SA (A)	12,054	35,894
Piraeus Financial Holdings SA (A)	763	1,100
Piraeus Port Authority SA	458	9,016
Public Power Corp. SA (A)	1,977	20,971
Sarantis SA	1,766	17,174
Terna Energy SA	1,025	15,677
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong 4.1%		$7,607,073
AAG Energy Holdings, Ltd. (B)	72,000	12,617
Alibaba Health Information Technology, Ltd. (A)	26,000	23,914
Alibaba Pictures Group, Ltd. (A)	410,000	42,082
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)	144,000	3,243
Ausnutria Dairy Corp., Ltd. (A)	35,000	40,152
Beijing Energy International Holding Company, Ltd. (A)	146,000	4,978
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	16,180
Beijing Enterprises Holdings, Ltd.	25,930	87,487
Beijing Enterprises Water Group, Ltd.	212,000	78,860
Beijing Gas Blue Sky Holdings, Ltd. (A)(D)	904,000	13,448
Bosideng International Holdings, Ltd.	116,000	81,632
Brilliance China Automotive Holdings, Ltd. (A)	170,000	72,250
C C Land Holdings, Ltd.	240,540	54,053
C&D International Investment Group, Ltd.	22,890	43,633
CA Cultural Technology Group, Ltd. (A)(C)(D)	17,000	1,330
Canvest Environmental Protection Group Company, Ltd.	36,000	19,100
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd. (C)	66,000	58,093
China Aircraft Leasing Group Holdings, Ltd. (C)	12,000	7,713
China Chengtong Development Group, Ltd.	158,000	3,083
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,542
China Education Group Holdings, Ltd. (C)	31,000	57,025
China Everbright Environment Group, Ltd.	128,111	84,737
China Everbright Greentech, Ltd. (B)	31,000	10,587
China Everbright, Ltd.	35,000	37,514
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,066
China Foods, Ltd.	58,000	21,580
China Gas Holdings, Ltd.	101,400	182,937
China High Precision Automation Group, Ltd. (A)(C)(D)	74,000	8,825
China High Speed Transmission Equipment Group Company, Ltd. (A)	25,000	20,698
China Jinmao Holdings Group, Ltd.	288,000	87,876
China Lumena New Materials Corp. (A)(D)	31,800	0
China Mengniu Dairy Company, Ltd. (A)	62,000	347,485
China Merchants Land, Ltd. (A)	86,000	9,385
China Merchants Port Holdings Company, Ltd.	72,324	111,292
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China New Town Development Company, Ltd. (A)	67,832	743
China Oceanwide Holdings, Ltd. (A)	240,000	3,978
China Oil & Gas Group, Ltd. (A)	337,040	19,690
China Overseas Grand Oceans Group, Ltd.	113,000	50,966
China Overseas Land & Investment, Ltd.	135,500	311,509
China Overseas Property Holdings, Ltd.	50,667	47,368
China Power International Development, Ltd.	111,666	56,820
China Properties Group, Ltd. (A)(D)	19,000	910
China Resources Beer Holdings Company, Ltd.	29,981	245,924
China Resources Cement Holdings, Ltd.	133,518	97,187
China Resources Gas Group, Ltd.	38,000	196,753
China Resources Land, Ltd.	116,444	486,470
China Resources Power Holdings Company, Ltd.	62,882	162,811
China South City Holdings, Ltd.	146,000	9,708
China Taiping Insurance Holdings Company, Ltd.	89,310	124,240
China Traditional Chinese Medicine Holdings Company, Ltd.	170,000	81,827
China Travel International Investment Hong Kong, Ltd. (A)	146,000	24,517
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
Hong Kong (continued)
China Vered Financial Holding Corp., Ltd. (A)	360,000	$3,373
China Water Affairs Group, Ltd.	36,000	41,307
China Water Industry Group, Ltd. (A)	40,000	1,559
CIMC Enric Holdings, Ltd.	48,000	65,360
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	11,342
Comba Telecom Systems Holdings, Ltd. (A)(C)	62,000	14,571
Concord New Energy Group, Ltd.	180,000	18,443
Continental Aerospace Technologies Holding, Ltd. (A)	186,799	2,762
COSCO SHIPPING Ports, Ltd.	95,295	74,889
CP Pokphand Company, Ltd.	282,000	40,129
Crazy Sports Group, Ltd. (A)	186,000	7,969
CWT International, Ltd. (A)	680,000	8,403
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	38,000	20,646
ESR Cayman, Ltd. (A)(B)	3,800	12,545
Essex Bio-technology, Ltd.	23,000	16,253
Far East Horizon, Ltd.	107,000	92,967
Fullshare Holdings, Ltd. (A)(C)	110,000	1,508
Futu Holdings, Ltd., ADR (A)	317	15,054
GCL New Energy Holdings, Ltd. (A)	440,000	17,408
GCL-Poly Energy Holdings, Ltd. (A)	1,017,000	367,525
Geely Automobile Holdings, Ltd.	172,000	507,987
Gemdale Properties & Investment Corp., Ltd.	288,000	27,633
Glorious Property Holdings, Ltd. (A)	516,000	15,724
Goldlion Holdings, Ltd.	122,000	26,177
Grand Pharmaceutical Group, Ltd. (C)	38,000	31,226
Guangdong Investment, Ltd.	80,000	106,459
Health & Happiness H&H International Holdings, Ltd.	13,000	23,827
Hi Sun Technology China, Ltd. (A)	105,000	13,500
Hopson Development Holdings, Ltd.	37,400	90,497
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,111,910	30,229
Huanxi Media Group, Ltd. (A)	70,000	13,760
IMAX China Holding, Inc. (B)	7,300	12,082
Inspur International, Ltd. (A)	28,000	14,325
Jiayuan International Group, Ltd.	43,222	16,644
Joy City Property, Ltd.	316,000	15,770
Ju Teng International Holdings, Ltd.	59,722	9,203
Kingboard Holdings, Ltd.	36,148	181,459
Kingboard Laminates Holdings, Ltd.	60,000	105,204
Kunlun Energy Company, Ltd.	160,000	150,478
Lee & Man Chemical Company, Ltd.	14,000	13,978
Lee & Man Paper Manufacturing, Ltd.	70,000	48,044
Lifestyle China Group, Ltd. (A)	9,000	1,277
LK Technology Holdings, Ltd.	19,250	45,876
LVGEM China Real Estate Investment Company, Ltd. (A)	32,000	5,796
Mingfa Group International Company, Ltd. (A)	995,000	61,137
Minmetals Land, Ltd.	126,000	12,608
Nan Hai Corp., Ltd. (A)	1,900,000	9,277
Nine Dragons Paper Holdings, Ltd.	96,000	107,082
PAX Global Technology, Ltd.	50,000	38,687
Perennial Energy Holdings, Ltd. (C)	20,000	4,244
Phoenix Media Investment Holdings, Ltd. (A)	76,000	4,829
Poly Property Group Company, Ltd.	153,000	38,459
Pou Sheng International Holdings, Ltd. (A)	144,000	20,301
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Powerlong Commercial Management Holdings, Ltd.	5,500	$11,083
Prinx Chengshan Holdings, Ltd.	10,500	8,367
REXLot Holdings, Ltd. (A)(D)	2,065,304	1,947
Road King Infrastructure, Ltd.	9,000	8,397
Shanghai Industrial Holdings, Ltd.	19,041	27,366
Shanghai Industrial Urban Development Group, Ltd.	115,349	9,989
Shenzhen International Holdings, Ltd.	85,083	92,800
Shenzhen Investment, Ltd.	149,175	33,782
Shimao Group Holdings, Ltd.	79,000	91,046
Shoucheng Holdings, Ltd.	81,600	19,801
Shougang Fushan Resources Group, Ltd.	145,268	37,691
Silver Grant International Holdings Group, Ltd. (A)	72,334	4,545
Sino Biopharmaceutical, Ltd.	257,750	188,427
Sinofert Holdings, Ltd. (A)	118,000	17,374
Sinolink Worldwide Holdings, Ltd. (A)	576,000	18,312
Sinopec Kantons Holdings, Ltd.	62,000	22,588
Skyworth Group, Ltd. (A)	75,885	46,058
SMI Holdings Group, Ltd. (A)(D)	228,889	14,676
SSY Group, Ltd.	80,733	40,384
TCL Electronics Holdings, Ltd. (A)	39,600	20,823
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,844
Texhong Textile Group, Ltd.	7,000	9,908
The Wharf Holdings, Ltd.	38,000	132,932
Tian An China Investment Company, Ltd.	202,000	111,191
Tianjin Port Development Holdings, Ltd.	154,000	12,118
Tibet Water Resources, Ltd. (A)	149,000	10,284
Time Watch Investments, Ltd. (A)	62,000	6,107
Tongda Group Holdings, Ltd. (A)	405,000	12,823
Towngas China Company, Ltd. (A)	45,299	30,714
Truly International Holdings, Ltd.	101,000	33,816
United Energy Group, Ltd.	462,000	41,465
Vinda International Holdings, Ltd. (C)	18,000	48,752
Wasion Holdings, Ltd.	32,000	12,407
Xinyi Energy Holdings, Ltd.	18,000	9,244
Yuexiu Property Company, Ltd.	79,503	74,211
Yuexiu Transport Infrastructure, Ltd.	36,000	22,348
Zhongyu Gas Holdings, Ltd.	20,006	19,604
Zhuguang Holdings Group Company, Ltd.	60,000	12,239
Hungary 0.2%		387,229
Magyar Telekom Telecommunications PLC	19,638	25,304
MOL Hungarian Oil & Gas PLC	18,291	137,461
OTP Bank NYRT (A)	3,432	189,502
Richter Gedeon NYRT	1,315	34,962
India 13.5%		24,983,214
Aarti Industries, Ltd.	4,856	60,559
ABB Power Products & Systems India, Ltd.	187	6,469
Abbott India, Ltd.	167	42,347
ACC, Ltd.	2,457	74,559
Adani Enterprises, Ltd.	4,941	108,390
Adani Green Energy, Ltd. (A)	4,606	78,644
Adani Ports & Special Economic Zone, Ltd.	11,926	108,563
Adani Power, Ltd. (A)	35,840	47,405
Adani Total Gas, Ltd.	2,163	45,600
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
Adani Transmission, Ltd. (A)	8,008	$190,798
Aditya Birla Capital, Ltd. (A)	27,085	39,268
Aegis Logistics, Ltd.	7,126	21,738
AIA Engineering, Ltd.	1,625	41,058
Ajanta Pharma, Ltd.	910	25,064
Akzo Nobel India, Ltd.	703	19,248
Alembic Pharmaceuticals, Ltd.	4,003	42,895
Alkyl Amines Chemicals	763	32,582
Amara Raja Batteries, Ltd.	2,106	17,271
Ambuja Cements, Ltd.	10,422	51,911
APL Apollo Tubes, Ltd. (A)	3,410	42,065
Apollo Hospitals Enterprise, Ltd.	1,580	119,966
Apollo Tyres, Ltd.	12,370	33,626
Arvind Fashions, Ltd. (A)	13,821	51,170
Arvind, Ltd. (A)	13,022	20,175
Asahi India Glass, Ltd.	5,690	35,200
Ashok Leyland, Ltd.	22,860	36,278
Ashoka Buildcon, Ltd. (A)	9,141	11,671
Asian Paints, Ltd.	5,668	237,268
Astral, Ltd.	2,457	71,923
Atul, Ltd.	479	55,316
AU Small Finance Bank, Ltd. (A)(B)	1,709	24,884
Aurobindo Pharma, Ltd.	10,100	88,056
Avanti Feeds, Ltd.	3,600	25,185
Avenue Supermarts, Ltd. (A)(B)	995	62,496
Axis Bank, Ltd. (A)	26,398	228,577
Bajaj Auto, Ltd.	1,404	60,415
Bajaj Consumer Care, Ltd.	5,535	13,457
Bajaj Electricals, Ltd. (A)	1,885	27,020
Bajaj Finance, Ltd.	2,383	221,519
Bajaj Finserv, Ltd.	467	107,171
Bajaj Holdings & Investment, Ltd.	1,158	77,227
Balkrishna Industries, Ltd.	2,408	69,796
Balrampur Chini Mills, Ltd.	6,172	25,704
Bank of Baroda (A)	25,551	28,957
BASF India, Ltd.	543	19,578
Bata India, Ltd.	2,050	52,165
Bayer CropScience, Ltd.	196	12,002
BEML, Ltd.	785	19,467
Berger Paints India, Ltd.	3,552	35,526
Bharat Electronics, Ltd.	37,442	101,284
Bharat Forge, Ltd.	4,144	38,190
Bharat Heavy Electricals, Ltd. (A)	35,750	27,893
Bharat Petroleum Corp., Ltd.	15,189	74,310
Bharti Airtel, Ltd. (A)	48,020	463,765
Bharti Airtel, Ltd., Partly Paid Up Shares (A)	3,430	17,845
Biocon, Ltd. (A)	9,991	47,692
Birla Corp., Ltd.	940	17,636
Birlasoft, Ltd.	6,697	42,264
Blue Star, Ltd.	1,883	23,269
Bosch, Ltd.	149	32,034
Brigade Enterprises, Ltd.	3,433	23,810
Britannia Industries, Ltd.	1,201	56,778
BSE, Ltd.	1,351	27,824
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Cadila Healthcare, Ltd.	4,469	$27,671
Can Fin Homes, Ltd.	3,284	25,843
Canara Bank (A)	12,044	31,784
Capacit’e Infraprojects, Ltd. (A)	2,705	6,151
Carborundum Universal, Ltd.	4,213	49,747
Castrol India, Ltd.	11,199	19,251
CCL Products India, Ltd.	3,414	18,348
Ceat, Ltd.	1,368	21,273
Central Depository Services India, Ltd.	1,657	31,809
Century Plyboards India, Ltd.	292	2,387
Century Textiles & Industries, Ltd.	1,858	18,952
CESC, Ltd.	16,270	19,022
Chambal Fertilizers & Chemicals, Ltd.	4,626	22,453
Chennai Petroleum Corp., Ltd. (A)	3,148	4,369
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,123
Cholamandalam Financial Holdings, Ltd.	3,690	34,280
Cholamandalam Investment and Finance Company, Ltd.	11,385	83,208
Cipla, Ltd.	10,855	140,478
City Union Bank, Ltd.	16,091	30,899
Coal India, Ltd.	26,598	53,663
Coforge, Ltd.	593	42,200
Colgate-Palmolive India, Ltd.	2,924	55,679
Container Corp. of India, Ltd.	5,331	44,088
Coromandel International, Ltd.	5,759	56,494
CRISIL, Ltd.	519	21,123
Crompton Greaves Consumer Electricals, Ltd.	12,226	73,491
Cummins India, Ltd.	3,376	39,448
Cyient, Ltd.	3,035	41,017
Dabur India, Ltd.	7,764	61,431
Dalmia Bharat, Ltd.	3,032	75,379
DCB Bank, Ltd. (A)	11,434	12,357
DCM Shriram, Ltd.	1,679	21,457
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	14,613
Deepak Nitrite, Ltd.	2,163	60,980
Delta Corp., Ltd.	8,433	27,643
Dhampur Sugar Mills, Ltd.	2,251	8,320
Dhani Services, Ltd. (A)	7,011	15,195
Dhani Services, Ltd., Partly Paid Shares (A)(D)	5,473	4,020
Dilip Buildcon, Ltd. (B)	2,723	19,046
Dish TV India, Ltd. (A)	46,324	10,511
Dishman Carbogen Amcis, Ltd. (A)	1,354	4,271
Divi’s Laboratories, Ltd.	2,028	131,658
Dixon Technologies India, Ltd.	785	52,900
DLF, Ltd.	9,438	46,835
Dr. Lal PathLabs, Ltd. (B)	592	29,864
Dr. Reddy’s Laboratories, Ltd.	1,484	92,093
DRC Systems India, Ltd. (A)	4	11
eClerx Services, Ltd.	747	20,504
Edelweiss Financial Services, Ltd.	26,662	23,506
Eicher Motors, Ltd.	2,715	85,634
EID Parry India, Ltd.	5,725	35,694
EIH, Ltd. (A)	9,617	15,275
Emami, Ltd.	6,514	45,660
Endurance Technologies, Ltd. (B)	1,718	38,193
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Engineers India, Ltd.	7,872	$7,454
EPL, Ltd.	5,314	14,050
Escorts, Ltd.	2,520	62,096
Exide Industries, Ltd.	19,965	43,126
Federal Bank, Ltd.	68,325	78,877
Fine Organic Industries, Ltd.	295	13,730
Finolex Industries, Ltd.	22,715	64,264
Firstsource Solutions, Ltd.	9,568	21,629
Fortis Healthcare, Ltd. (A)	13,636	50,842
Future Lifestyle Fashions, Ltd. (A)	2,234	1,524
GAIL India, Ltd.	61,985	106,878
Garware Technical Fibres, Ltd.	570	24,135
Gillette India, Ltd.	409	29,592
GlaxoSmithKline Pharmaceuticals, Ltd.	911	20,679
Glenmark Pharmaceuticals, Ltd.	6,753	47,006
Godfrey Phillips India, Ltd.	824	13,167
Godrej Consumer Products, Ltd. (A)	6,941	85,026
Godrej Industries, Ltd. (A)	1,720	12,999
Godrej Properties, Ltd. (A)	1,212	31,625
Granules India, Ltd.	10,612	42,205
Graphite India, Ltd.	3,367	18,191
Grasim Industries, Ltd.	3,538	78,732
Grindwell Norton, Ltd.	1,284	30,238
Gujarat Alkalies & Chemicals, Ltd.	2,634	21,274
Gujarat Ambuja Exports, Ltd.	9,856	20,741
Gujarat Fluorochemicals, Ltd. (A)	1,130	29,536
Gujarat Gas, Ltd.	4,540	40,371
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	21,640
Gujarat Pipavav Port, Ltd.	8,466	11,487
Gujarat State Petronet, Ltd.	14,293	59,570
Gulf Oil Lubricants India, Ltd.	1,134	7,848
Hatsun Agro Product, Ltd.	2,889	50,809
Havells India, Ltd.	2,687	48,137
HCL Technologies, Ltd.	29,237	443,107
HDFC Asset Management Company, Ltd. (B)	1,011	33,728
HDFC Bank, Ltd.	54,469	1,077,090
HDFC Life Insurance Company, Ltd. (B)	5,636	50,816
HEG, Ltd.	690	16,607
HeidelbergCement India, Ltd.	5,347	15,686
Hemisphere Properties India, Ltd. (A)	2,825	4,940
Heritage Foods, Ltd.	1,223	6,875
Hero MotoCorp, Ltd.	4,382	142,697
HFCL, Ltd.	51,247	48,723
Hikal, Ltd.	4,873	32,178
HIL, Ltd.	253	14,812
Himadri Speciality Chemical, Ltd.	8,292	4,873
Hindalco Industries, Ltd.	35,906	196,895
Hinduja Global Solutions, Ltd.	960	36,775
Hindustan Petroleum Corp., Ltd.	16,548	64,954
Hindustan Unilever, Ltd.	10,229	315,691
Honeywell Automation India, Ltd.	22	11,414
Housing Development Finance Corp., Ltd.	15,093	538,591
ICICI Bank, Ltd.	68,687	647,126
ICICI Lombard General Insurance Company, Ltd. (B)	4,220	80,570
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
ICICI Prudential Life Insurance Company, Ltd. (B)	4,759	$37,441
IDFC First Bank, Ltd. (A)	60,771	35,971
IDFC, Ltd. (A)	60,709	40,280
IIFL Finance, Ltd.	6,181	25,414
IIFL Securities, Ltd.	25,293	28,348
IIFL Wealth Management, Ltd.	1,669	33,123
India Glycols, Ltd.	1,050	12,010
Indiabulls Housing Finance, Ltd.	11,122	33,641
Indian Bank	7,502	14,143
Indian Energy Exchange, Ltd. (B)	1,765	17,509
Indian Oil Corp., Ltd.	38,014	59,774
Indo Count Industries, Ltd.	5,802	17,491
Indraprastha Gas, Ltd.	8,878	57,108
Indus Towers, Ltd.	16,840	63,173
IndusInd Bank, Ltd.	5,361	62,538
Infibeam Avenues, Ltd.	3,924	2,101
Info Edge India, Ltd.	607	46,935
Infosys, Ltd.	64,432	1,469,293
Inox Leisure, Ltd. (A)	4,238	22,362
Intellect Design Arena, Ltd. (A)	4,460	36,903
InterGlobe Aviation, Ltd. (A)(B)	872	22,110
Ipca Laboratories, Ltd.	1,956	54,440
IRB Infrastructure Developers, Ltd. (A)	7,984	21,734
ITC, Ltd.	64,928	191,252
Jaiprakash Power Ventures, Ltd. (A)	246,265	14,752
Jamna Auto Industries, Ltd.	8,736	11,506
JB Chemicals & Pharmaceuticals, Ltd.	470	10,141
Jindal Saw, Ltd.	11,500	15,379
Jindal Stainless Hisar, Ltd. (A)	8,000	31,824
Jindal Stainless, Ltd. (A)	16,249	34,513
Jindal Steel & Power, Ltd. (A)	30,545	139,134
JK Cement, Ltd.	1,185	51,190
JK Paper, Ltd.	7,345	20,333
JK Tyre & Industries, Ltd.	5,594	9,585
JM Financial, Ltd.	20,631	19,534
Johnson Controls-Hitachi Air Conditioning India, Ltd. (A)	126	3,179
JSW Energy, Ltd.	12,504	49,768
JSW Steel, Ltd.	26,798	216,245
Jubilant Foodworks, Ltd.	1,637	80,229
Jubilant Ingrevia, Ltd.	7,891	57,079
Jubilant Pharmova, Ltd.	4,250	32,839
Just Dial, Ltd. (A)	254	2,209
Jyothy Labs, Ltd.	3,881	8,009
Kajaria Ceramics, Ltd.	2,313	34,479
Kalpataru Power Transmission, Ltd.	4,585	23,648
Kansai Nerolac Paints, Ltd.	2,011	15,658
KEC International, Ltd.	5,101	28,628
KEI Industries, Ltd.	2,534	37,078
Kirloskar Oil Engines, Ltd.	5,185	12,698
KNR Constructions, Ltd.	10,900	41,011
Kotak Mahindra Bank, Ltd.	12,379	322,506
KPIT Technologies, Ltd.	7,331	47,861
KPR Mill, Ltd.	7,895	55,664
KRBL, Ltd.	3,905	12,511
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
L&T Finance Holdings, Ltd. (A)	29,921	$29,857
L&T Technology Services, Ltd. (B)	750	52,585
Lakshmi Machine Works, Ltd.	116	13,241
Larsen & Toubro Infotech, Ltd. (B)	1,279	115,296
Larsen & Toubro, Ltd.	11,952	280,865
Laurus Labs, Ltd. (B)	2,185	14,716
LIC Housing Finance, Ltd.	15,156	74,939
Linde India, Ltd.	1,190	40,143
LT Foods, Ltd.	10,845	9,067
Lupin, Ltd.	6,896	80,562
LUX Industries, Ltd.	400	19,739
Mahanagar Gas, Ltd.	2,409	29,299
Maharashtra Scooters, Ltd.	206	11,281
Mahindra & Mahindra Financial Services, Ltd.	31,685	65,388
Mahindra & Mahindra, Ltd.	12,758	141,708
Mahindra CIE Automotive, Ltd. (A)	10,554	32,514
Mahindra Holidays & Resorts India, Ltd. (A)	3,229	8,821
Mahindra Lifespace Developers, Ltd. (A)	3,324	11,207
Manappuram Finance, Ltd.	18,276	39,733
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	9,809
Marico, Ltd.	10,341	74,313
Marksans Pharma, Ltd.	20,609	15,314
Maruti Suzuki India, Ltd.	865	81,281
MAS Financial Services, Ltd. (B)	338	3,088
Mastek, Ltd.	812	28,191
Max Financial Services, Ltd. (A)	1,846	23,070
Mayur Uniquoters, Ltd.	1,222	7,650
Meghmani Finechem, Ltd. (A)	811	7,226
Meghmani Organics, Ltd.	8,623	11,003
Metropolis Healthcare, Ltd. (B)	361	15,735
Minda Industries, Ltd.	2,970	35,810
Mindtree, Ltd.	1,858	105,670
MOIL, Ltd.	5,355	12,018
Motherson Sumi Systems, Ltd.	27,023	75,013
Motilal Oswal Financial Services, Ltd.	2,377	29,889
Mphasis, Ltd.	2,800	105,653
MRF, Ltd.	57	56,266
Multi Commodity Exchange of India, Ltd.	573	12,220
Muthoot Finance, Ltd.	5,198	99,008
Natco Pharma, Ltd.	2,708	30,149
National Aluminium Company, Ltd.	30,687	35,968
Navin Fluorine International, Ltd.	486	24,259
Navneet Education, Ltd.	6,879	9,141
NBCC India, Ltd.	20,368	10,905
NCC, Ltd.	22,228	20,963
NESCO, Ltd.	1,774	13,857
Nestle India, Ltd.	576	146,315
NHPC, Ltd.	49,668	20,585
NIIT, Ltd.	4,498	23,881
NMDC, Ltd.	20,256	35,734
NOCIL, Ltd.	4,078	11,971
NTPC, Ltd.	64,531	109,268
Oberoi Realty, Ltd. (A)	4,118	45,449
Oil & Natural Gas Corp., Ltd.	49,081	92,270
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Oil India, Ltd.	11,025	$31,024
Omaxe, Ltd. (A)	3,052	2,853
Oracle Financial Services Software, Ltd.	733	41,153
Orient Cement, Ltd.	11,602	24,362
Page Industries, Ltd.	144	74,490
Parag Milk Foods, Ltd. (B)	3,025	4,931
Persistent Systems, Ltd.	1,634	89,497
Petronet LNG, Ltd.	31,783	92,675
Pfizer, Ltd.	365	25,215
PI Industries, Ltd.	1,410	53,393
Pidilite Industries, Ltd.	1,980	58,740
Piramal Enterprises, Ltd.	2,644	84,295
PNB Housing Finance, Ltd. (A)(B)	3,296	24,276
PNC Infratech, Ltd.	3,706	14,735
Power Finance Corp., Ltd.	36,899	57,367
Power Grid Corp. of India, Ltd.	46,280	127,078
Praj Industries, Ltd.	5,641	24,392
Prestige Estates Projects, Ltd.	9,831	55,025
Prism Johnson, Ltd. (A)	8,573	14,075
Procter & Gamble Health, Ltd.	219	15,536
Procter & Gamble Hygiene & Health Care, Ltd.	209	42,036
PTC India, Ltd.	18,544	27,286
Punjab National Bank (A)	48,156	23,728
PVR, Ltd. (A)	507	9,198
Quess Corp., Ltd. (B)	3,110	36,950
Radico Khaitan, Ltd.	2,854	42,736
Rain Industries, Ltd.	8,295	21,846
Rajesh Exports, Ltd.	2,147	21,297
Rallis India, Ltd.	4,796	15,853
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	11,398
Ratnamani Metals & Tubes, Ltd.	755	22,208
Raymond, Ltd. (A)	2,169	18,518
RBL Bank, Ltd. (A)(B)	11,999	29,004
REC, Ltd.	37,469	67,611
Redington India, Ltd.	35,936	69,751
Relaxo Footwears, Ltd.	1,337	23,018
Reliance Industries, Ltd.	35,449	1,131,470
Reliance Power, Ltd. (A)	70,059	11,984
Sanofi India, Ltd.	330	34,827
SBI Life Insurance Company, Ltd. (B)	2,278	34,914
Schaeffler India, Ltd.	316	32,718
Sequent Scientific, Ltd.	6,725	13,550
SH Kelkar & Company, Ltd. (B)	2,917	5,664
Shoppers Stop, Ltd. (A)	6,430	27,590
Shree Cement, Ltd.	180	63,159
Shree Renuka Sugars, Ltd. (A)	35,331	11,638
Shriram City Union Finance, Ltd.	1,314	38,825
Shriram Transport Finance Company, Ltd.	8,324	157,214
Siemens, Ltd.	491	13,930
SKF India, Ltd.	758	39,480
Sobha, Ltd.	2,447	27,733
Solar Industries India, Ltd.	775	27,857
Sonata Software, Ltd.	2,617	31,436
SpiceJet, Ltd. (A)	9,074	8,468
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
SRF, Ltd.	4,290	$114,166
State Bank of India	21,389	130,436
Steel Authority of India, Ltd.	35,661	47,284
Sterlite Technologies, Ltd.	5,984	21,874
Strides Pharma Science, Ltd.	1,444	9,344
Sudarshan Chemical Industries, Ltd.	1,793	13,467
Sun Pharmaceutical Industries, Ltd.	14,156	141,546
Sun TV Network, Ltd.	3,349	23,136
Sundaram Finance Holdings, Ltd.	10,043	10,639
Sundaram Finance, Ltd.	1,639	48,581
Sundram Fasteners, Ltd.	4,560	53,655
Sunteck Realty, Ltd.	3,702	21,411
Supreme Industries, Ltd.	1,453	41,927
Supreme Petrochem, Ltd.	1,965	17,260
Suven Pharmaceuticals, Ltd.	6,276	40,902
Suvidhaa Infoserve, Ltd. (A)	257	37
Syngene International, Ltd. (A)(B)	5,386	42,839
Tanla Platforms, Ltd.	1,023	20,364
Tata Chemicals, Ltd.	2,841	33,051
Tata Communications, Ltd.	2,825	48,889
Tata Consultancy Services, Ltd.	16,480	775,799
Tata Consumer Products, Ltd.	10,052	104,563
Tata Elxsi, Ltd.	1,315	100,140
Tata Metaliks, Ltd.	1,562	17,771
Tata Motors, Ltd. (A)	45,265	276,636
Tata Steel, Ltd.	10,874	154,135
Tech Mahindra, Ltd.	14,827	305,550
The Great Eastern Shipping Company, Ltd.	4,812	18,725
The India Cements, Ltd.	6,706	16,345
The Indian Hotels Company, Ltd.	21,970	52,927
The Karnataka Bank, Ltd.	11,008	9,240
The Karur Vysya Bank, Ltd.	30,314	19,204
The Phoenix Mills, Ltd.	3,443	43,561
The Ramco Cements, Ltd.	4,331	54,012
The South Indian Bank, Ltd. (A)	46,489	5,412
The Tata Power Company, Ltd.	40,459	116,192
Thermax, Ltd.	1,264	29,124
Thomas Cook India, Ltd. (A)	8,758	7,549
Thyrocare Technologies, Ltd. (B)	792	11,600
Time Technoplast, Ltd.	8,084	7,893
Timken India, Ltd.	647	17,199
Titan Company, Ltd.	3,956	124,743
Torrent Pharmaceuticals, Ltd.	1,873	75,225
Torrent Power, Ltd.	6,822	49,949
Trident, Ltd.	74,360	51,337
Triveni Engineering & Industries, Ltd.	7,321	19,550
Tube Investments of India, Ltd.	3,500	74,264
TVS Motor Company, Ltd.	1,895	17,370
UltraTech Cement, Ltd.	1,459	143,410
United Spirits, Ltd. (A)	6,131	72,083
UPL, Ltd.	19,517	177,377
VA Tech Wabag, Ltd. (A)	1,854	8,158
Vaibhav Global, Ltd.	4,525	29,596
Vakrangee, Ltd.	23,506	10,720
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Vardhman Textiles, Ltd.	726	$19,588
Varun Beverages, Ltd.	3,804	44,793
Vedanta, Ltd.	9,334	41,821
V-Guard Industries, Ltd.	5,667	18,477
Vinati Organics, Ltd.	1,364	34,220
V-Mart Retail, Ltd. (A)	527	27,233
Vodafone Idea, Ltd. (A)	184,086	27,108
Welspun Corp., Ltd.	6,625	14,441
Welspun Enterprises, Ltd.	5,021	6,243
Welspun India, Ltd.	19,448	35,526
West Coast Paper Mills, Ltd.	2,240	7,348
Wheels India, Ltd.	626	5,325
Wipro, Ltd.	28,425	239,863
Wockhardt, Ltd. (A)	2,843	16,411
Yes Bank, Ltd. (A)	23,603	3,817
Yes Bank, Ltd., Lock-In Shares (A)(D)(E)	70,811	9,665
Zee Entertainment Enterprises, Ltd.	29,764	128,226
Zensar Technologies, Ltd.	4,737	27,998
Indonesia 1.7%		3,188,813
Ace Hardware Indonesia Tbk PT	416,900	37,952
Adaro Energy Tbk PT	644,300	76,769
Adi Sarana Armada Tbk PT (A)	48,100	12,447
AKR Corporindo Tbk PT	65,100	18,024
Alam Sutera Realty Tbk PT (A)	750,400	9,009
Aneka Tambang Tbk	220,654	35,419
Arwana Citramulia Tbk PT	400,400	23,313
Astra International Tbk PT	270,800	109,194
Asuransi Maximus Graha Persada Tbk PT (A)	277,300	5,638
Bakrie Telecom Tbk PT (A)(D)	22,579,900	39,413
Bank BTPN Syariah Tbk PT	79,200	19,723
Bank Central Asia Tbk PT	789,500	401,167
Bank Jago Tbk PT (A)	19,400	21,409
Bank Mandiri Persero Tbk PT	201,392	98,315
Bank Negara Indonesia Persero Tbk PT	107,203	50,742
Bank Pan Indonesia Tbk PT (A)	191,900	10,114
Bank Rakyat Indonesia Persero Tbk PT	922,227	262,777
Bank Tabungan Negara Persero Tbk PT (A)	190,698	22,718
Barito Pacific Tbk PT	326,600	20,980
BISI International Tbk PT	514,000	35,509
Buana Lintas Lautan Tbk PT (A)	605,600	10,638
Bukit Asam Tbk PT	184,700	33,576
Bumi Serpong Damai Tbk PT (A)	427,200	32,326
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,201
Capital Financial Indonesia Tbk PT (A)	369,300	12,831
Charoen Pokphand Indonesia Tbk PT	137,720	58,261
Ciputra Development Tbk PT	455,461	33,360
Citra Marga Nusaphala Persada Tbk PT (A)	302,662	29,346
City Retail Developments Tbk PT (A)	1,918,900	19,904
Elang Mahkota Teknologi Tbk PT (A)	186,500	25,083
Erajaya Swasembada Tbk PT	459,100	19,852
Gudang Garam Tbk PT	11,943	26,193
Hanson International Tbk PT (A)(D)	4,000,200	13,965
Indah Kiat Pulp & Paper Tbk PT	98,200	51,658
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
Indonesia (continued)
Indika Energy Tbk PT (A)	129,600	$14,788
Indo Tambangraya Megah Tbk PT	23,700	35,591
Indocement Tunggal Prakarsa Tbk PT	39,800	29,341
Indofood CBP Sukses Makmur Tbk PT	37,500	22,094
Indofood Sukses Makmur Tbk PT	181,000	79,507
Indosat Tbk PT (A)	29,500	16,842
Inovisi Infracom Tbk PT (A)(D)	671,012	131
Japfa Comfeed Indonesia Tbk PT	311,000	34,755
Jasa Marga Persero Tbk PT (A)	38,100	10,803
Kalbe Farma Tbk PT	565,000	63,100
Kapuas Prima Coal Tbk PT (A)	551,200	4,500
Link Net Tbk PT	56,900	17,450
Lippo Karawaci Tbk PT (A)	1,947,337	20,123
Mayora Indah Tbk PT	103,900	15,882
Medco Energi Internasional Tbk PT (A)	376,992	12,511
Media Nusantara Citra Tbk PT	365,800	24,462
Merdeka Copper Gold Tbk PT (A)	95,800	24,442
Mitra Adiperkasa Tbk PT (A)	359,500	18,567
Mitra Keluarga Karyasehat Tbk PT	85,700	14,242
MNC Sky Vision Tbk PT (A)	372,500	8,087
MNC Vision Networks Tbk PT (A)	520,500	8,350
Pabrik Kertas Tjiwi Kimia Tbk PT	20,000	10,697
Pakuwon Jati Tbk PT (A)	592,000	20,305
Paninvest Tbk PT (A)	379,500	18,147
Perusahaan Gas Negara Tbk PT (A)	367,300	38,448
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	20,506
Pool Advista Indonesia Tbk PT (A)(D)	37,300	130
PP Persero Tbk PT (A)	214,287	16,870
Puradelta Lestari Tbk PT	506,700	7,711
Ramayana Lestari Sentosa Tbk PT (A)	152,300	7,859
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,604
Sampoerna Agro Tbk PT (A)	618,600	95,675
Sarana Menara Nusantara Tbk PT	545,700	44,144
Semen Indonesia Persero Tbk PT	87,000	48,474
Sinar Mas Multiartha Tbk PT (A)	37,000	27,000
Sri Rejeki Isman Tbk PT (A)(D)	937,100	9,553
Sugih Energy Tbk PT (A)(D)	8,409,300	29,357
Sumber Alfaria Trijaya Tbk PT	217,500	17,863
Summarecon Agung Tbk PT (A)	388,947	23,581
Surya Citra Media Tbk PT (A)	1,093,500	26,135
Surya Semesta Internusa Tbk PT (A)	132,900	4,521
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telkom Indonesia Persero Tbk PT	615,500	171,371
Tempo Scan Pacific Tbk PT	65,700	6,810
Tower Bersama Infrastructure Tbk PT	200,600	42,346
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,690
Transcoal Pacific Tbk PT (A)	27,200	16,219
Trias Sentosa Tbk PT	706,000	29,388
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Ridean Tbk PT	542,200	49,666
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	23,295
Unilever Indonesia Tbk PT	123,800	38,789
United Tractors Tbk PT	67,500	100,406
Vale Indonesia Tbk PT	65,100	21,800
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
Waskita Beton Precast Tbk PT (A)	592,800	$5,248
Wijaya Karya Persero Tbk PT (A)	178,676	14,427
XL Axiata Tbk PT	141,800	30,384
Malaysia 1.5%		2,750,646
7-Eleven Malaysia Holdings BHD	7,039	2,506
Alliance Bank Malaysia BHD	38,100	26,059
AMMB Holdings BHD (A)	46,050	34,551
Axiata Group BHD	52,007	48,129
Bank Islam Malaysia BHD	25,000	17,384
Batu Kawan BHD	18,700	95,155
Berjaya Sports Toto BHD	31,065	13,941
Bintulu Port Holdings BHD	300	327
Boustead Holdings BHD (A)	20,507	2,699
Boustead Plantations BHD	760	124
British American Tobacco Malaysia BHD	6,400	21,024
Bursa Malaysia BHD	12,800	19,613
Cahya Mata Sarawak BHD (C)	29,300	9,233
Carlsberg Brewery Malaysia BHD	3,600	16,980
CIMB Group Holdings BHD (C)	84,364	103,658
Comfort Glove BHD	24,000	7,282
Cypark Resources BHD (A)	34,200	7,153
D&O Green Technologies BHD	21,500	29,604
Dayang Enterprise Holdings BHD (C)	35,200	6,574
Dialog Group BHD	48,660	29,540
DiGi.Com BHD	56,480	55,873
DRB-Hicom BHD	45,900	16,781
Eco World Development Group BHD	30,700	6,120
Fraser & Neave Holdings BHD	5,600	34,192
Frontken Corp. BHD	29,400	26,241
Gamuda BHD (A)	40,633	28,253
Genting BHD (C)	29,800	31,150
Genting Malaysia BHD	34,700	22,807
Genting Plantations BHD	10,000	16,012
Globetronics Technology BHD	39,686	16,395
Guan Chong BHD (C)	16,900	10,977
HAP Seng Consolidated BHD	15,839	28,523
Hartalega Holdings BHD	30,300	46,682
Heineken Malaysia BHD	2,100	10,539
Hibiscus Petroleum BHD	88,200	15,611
Hong Leong Bank BHD	9,434	40,519
Hong Leong Financial Group BHD	4,961	20,248
IGB BHD (A)	46,072	21,345
IHH Healthcare BHD	21,200	33,120
IJM Corp. BHD	68,160	28,435
Inari Amertron BHD	43,036	42,745
IOI Corp. BHD	43,100	37,623
IOI Properties Group BHD	48,571	12,920
JAKS Resources BHD (A)	114,140	10,694
Keck Seng Malaysia BHD (A)	65,150	52,760
Kim Loong Resources BHD	100	37
Kossan Rubber Industries BHD (C)	36,500	18,640
KPJ Healthcare BHD	45,500	11,153
Kuala Lumpur Kepong BHD	7,605	38,042
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
Malaysia (continued)
Lotte Chemical Titan Holding BHD (B)	467	$236
LPI Capital BHD	11,020	36,257
Magnum BHD (C)	35,653	15,943
Malakoff Corp. BHD	78,100	13,714
Malayan Banking BHD	69,632	131,908
Malaysia Airports Holdings BHD (A)	22,388	30,457
Malaysia Building Society BHD (C)	76,431	10,687
Malaysian Pacific Industries BHD	2,238	26,807
Malaysian Resources Corp. BHD	124,363	10,052
Maxis BHD	33,685	37,343
Mega First Corp. BHD	6,600	5,499
MISC BHD	14,650	23,094
Muhibbah Engineering M BHD (A)	10,300	2,043
My EG Services BHD	124,094	32,639
Nestle Malaysia BHD	1,400	44,383
Padini Holdings BHD	21,500	14,234
Pentamaster Corp. BHD	13,562	18,383
Petronas Chemicals Group BHD	33,200	66,946
Petronas Dagangan BHD	5,900	27,857
Petronas Gas BHD	8,300	33,113
PPB Group BHD	6,300	26,598
Press Metal Aluminium Holdings BHD (C)	38,700	49,145
Public Bank BHD	245,800	230,051
QL Resources BHD	21,735	23,495
RHB Bank BHD	32,042	40,151
Sam Engineering & Equipment M BHD	3,000	14,932
Sapura Energy BHD (A)	592,857	11,783
Scientex BHD	11,900	12,721
SEG International BHD (A)	33,942	5,027
Serba Dinamik Holdings BHD (D)	57,750	4,789
Sime Darby BHD	93,374	48,497
Sime Darby Plantation BHD	26,414	23,109
Sime Darby Property BHD	130,274	19,657
SKP Resources BHD	21,625	9,654
SP Setia BHD Group (A)	53,308	16,172
Sunway BHD	29,977	12,039
Supermax Corp. BHD	28,413	12,711
Syarikat Takaful Malaysia Keluarga BHD	29,319	25,329
Tan Chong Motor Holdings BHD	3,800	1,010
Telekom Malaysia BHD	15,756	20,810
Tenaga Nasional BHD	28,100	61,595
TIME dotCom BHD	33,120	35,675
Top Glove Corp. BHD	90,400	62,884
UMW Holdings BHD	14,100	10,325
United Malacca BHD	29,750	36,414
United Plantations BHD	4,900	15,950
Velesto Energy BHD (A)	250,631	7,680
ViTrox Corp. BHD	4,200	20,491
VS Industry BHD	39,700	13,577
Westports Holdings BHD	20,500	19,689
Yinson Holdings BHD	22,100	29,746
YTL Corp. BHD	152,561	21,372
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico 2.7%		$4,954,286
ALEATICA SAB de CV (A)(C)	9,600	8,708
Alfa SAB de CV, Class A	190,450	133,939
Alpek SAB de CV	28,981	30,316
Alsea SAB de CV (A)	18,670	31,963
America Movil SAB de CV, Series L	475,298	416,059
Arca Continental SAB de CV	3,472	21,171
Banco del Bajio SA (B)	31,497	53,160
Becle SAB de CV	6,635	15,221
Bolsa Mexicana de Valores SAB de CV	16,163	27,001
Cemex SAB de CV, Series CPO (A)	188,452	116,275
Coca-Cola Femsa SAB de CV	5,951	29,160
Coca-Cola Femsa SAB de CV, ADR	600	29,472
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	27,701	41,340
Corp. Inmobiliaria Vesta SAB de CV	16,677	28,372
Dine SAB de CV	103,700	93,822
El Puerto de Liverpool SAB de CV, Series C1	5,226	19,953
Elementia Materiales SAB de CV (A)	11,089	9,050
Fomento Economico Mexicano SAB de CV	16,775	119,007
Fortaleza Materiales SAB de CV (A)(B)	11,089	9,205
GCC SAB de CV	5,743	39,985
Genomma Lab Internacional SAB de CV, Class B (A)(C)	23,657	19,881
Gentera SAB de CV (A)	62,333	31,802
Gruma SAB de CV, Class B	5,255	63,528
Grupo Aeroportuario del Centro Norte SAB de CV (A)	3,782	21,449
Grupo Aeroportuario del Pacifico SAB de CV, ADR (A)	536	61,908
Grupo Aeroportuario del Sureste SAB de CV, ADR	328	59,942
Grupo Bimbo SAB de CV, Series A	34,330	90,522
Grupo Carso SAB de CV, Series A1	10,209	29,709
Grupo Comercial Chedraui SA de CV	18,846	33,856
Grupo Elektra SAB de CV	1,095	71,239
Grupo Financiero Banorte SAB de CV, Series O	43,091	256,707
Grupo Financiero Inbursa SAB de CV, Series O (A)	41,050	39,399
Grupo Gigante SAB de CV (A)	166,920	207,847
Grupo Herdez SAB de CV	9,671	17,143
Grupo Hotelero Santa Fe SAB de CV (A)(C)	83,186	17,846
Grupo Industrial Saltillo SAB de CV	41,607	56,272
Grupo KUO SAB de CV, Series B (C)	136,788	293,448
Grupo Lala SAB de CV	23,139	18,734
Grupo Mexico SAB de CV, Series B	46,976	195,659
Grupo Sanborns SAB de CV (A)	187,200	200,797
Grupo Simec SAB de CV, Series B (A)	12,062	93,267
Grupo Televisa SAB, Series CPO	71,864	132,551
Hoteles City Express SAB de CV (A)	17,674	4,847
Industrias Bachoco SAB de CV, Series B	7,795	25,989
Industrias CH SAB de CV, Series B (A)	14,379	117,688
Industrias Penoles SAB de CV	4,093	50,389
Kimberly-Clark de Mexico SAB de CV, Class A	26,978	42,475
La Comer SAB de CV	12,689	20,588
Megacable Holdings SAB de CV, Series CPO	31,270	87,018
Minera Frisco SAB de CV, Series A1 (A)	554,562	90,520
Nemak SAB de CV (A)(B)	93,240	25,308
Orbia Advance Corp. SAB de CV	36,132	84,304
Organizacion Cultiba SAB de CV	45,332	21,141
Organizacion Soriana SAB de CV, Series B (A)	603,532	686,775
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	7,381	$50,869
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	17,145
Qualitas Controladora SAB de CV	4,704	20,470
Regional SAB de CV	9,060	42,738
Telesites SAB de CV (C)	46,039	40,924
Unifin Financiera SAB de CV (A)	10,570	16,538
Vitro SAB de CV, Series A	21,684	22,946
Wal-Mart de Mexico SAB de CV	63,287	198,929
Netherlands 0.0%		42,546
VEON, Ltd., ADR (A)	24,593	42,546
Peru 0.1%		167,759
Cia de Minas Buenaventura SAA, ADR (A)	2,497	18,253
Credicorp, Ltd.	1,266	149,388
Fossal SAA, ADR (A)	48	118
Philippines 1.4%		2,539,619
8990 Holdings, Inc.	111,700	22,507
Aboitiz Equity Ventures, Inc.	50,150	49,003
Aboitiz Power Corp.	37,100	22,002
AC Energy Corp.	49,500	11,056
ACR Mining Corp. (A)(D)	3,145	1,117
Alliance Global Group, Inc.	165,600	37,221
Ayala Corp.	2,700	44,678
Ayala Land, Inc.	54,500	37,240
Bank of the Philippine Islands	50,510	91,359
BDO Unibank, Inc.	54,922	134,957
Belle Corp. (A)	887,000	24,105
Bloomberry Resorts Corp. (A)	164,300	25,383
Century Pacific Food, Inc.	56,050	30,029
China Banking Corp.	154,535	77,023
COL Financial Group, Inc.	100,000	7,993
Cosco Capital, Inc.	126,900	12,792
D&L Industries, Inc.	183,300	31,657
DMCI Holdings, Inc.	193,100	31,206
Eagle Cement Corp.	35,100	9,795
Emperador, Inc.	80,000	28,303
Filinvest Land, Inc.	909,750	20,190
First Philippine Holdings Corp.	16,990	24,470
Globe Telecom, Inc.	540	35,118
GT Capital Holdings, Inc.	2,746	30,982
Integrated Micro-Electronics, Inc. (A)	54,655	9,343
International Container Terminal Services, Inc.	16,190	63,649
JG Summit Holdings, Inc.	23,617	26,572
Jollibee Foods Corp.	4,950	23,109
LT Group, Inc.	87,200	18,389
Manila Electric Company	5,260	30,019
Max’s Group, Inc. (A)	52,200	6,879
Megaworld Corp.	515,500	32,087
Metro Pacific Investments Corp.	465,300	37,371
Metropolitan Bank & Trust Company	32,944	32,596
Nickel Asia Corp.	255,060	25,990
Petron Corp. (A)	165,900	10,800
Philex Mining Corp.	67,800	6,554
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Philippines (continued)
Philippine Stock Exchange, Inc.	12,074	$51,247
Phoenix Petroleum Philippines, Inc. (A)	100,600	22,198
PLDT, Inc.	2,130	71,008
Puregold Price Club, Inc.	41,800	34,064
RFM Corp.	101,000	9,403
Rizal Commercial Banking Corp.	184,093	72,196
Robinsons Land Corp.	107,596	38,791
Robinsons Retail Holdings, Inc.	27,050	35,723
San Miguel Corp.	23,434	52,702
San Miguel Food and Beverage, Inc.	21,830	32,655
Security Bank Corp.	10,247	23,326
Semirara Mining & Power Corp.	82,220	37,286
SM Investments Corp.	2,595	50,382
SM Prime Holdings, Inc.	118,504	87,854
Top Frontier Investment Holdings, Inc. (A)	24,482	61,228
Union Bank of the Philippines	265,471	563,978
Universal Robina Corp.	20,710	54,682
Vista Land & Lifescapes, Inc.	295,200	22,406
Vistamalls, Inc.	172,400	12,702
Wilcon Depot, Inc.	66,800	42,244
Poland 0.8%		1,513,080
Alior Bank SA (A)	5,260	73,708
Asseco Poland SA	1,702	36,429
Bank Handlowy w Warszawie SA	1,958	27,571
Bank Millennium SA (A)	25,326	51,043
Bank Polska Kasa Opieki SA	1,680	48,514
Benefit Systems SA (A)	45	6,929
Budimex SA	366	19,366
CCC SA (A)	1,168	29,094
CD Projekt SA	767	34,155
Ciech SA	2,152	22,022
Cyfrowy Polsat SA	4,096	34,969
Dino Polska SA (A)(B)	881	73,073
Dom Development SA	481	14,758
Enea SA (A)	9,798	21,026
Eurocash SA	3,066	8,155
Famur SA (A)	18,129	11,985
Firma Oponiarska Debica SA	1,550	28,624
Globe Trade Centre SA (A)	16,195	27,719
Grupa Azoty SA (A)	2,417	20,807
Grupa Kety SA	368	52,086
Grupa Lotos SA (A)	2,650	34,734
ING Bank Slaski SA (A)	539	34,284
Inter Cars SA	235	24,279
Jastrzebska Spolka Weglowa SA (A)	2,183	21,821
KGHM Polska Miedz SA	2,494	85,620
KRUK SA	617	50,471
LiveChat Software SA	519	15,579
LPP SA	20	64,896
Lubelski Wegiel Bogdanka SA (A)	888	7,723
mBank SA (A)	266	31,454
Neuca SA	55	10,612
Orange Polska SA (A)	19,328	40,238
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
Poland (continued)
PGE Polska Grupa Energetyczna SA (A)	22,745	$45,881
Polski Koncern Naftowy ORLEN SA	8,896	155,332
Polskie Gornictwo Naftowe i Gazownictwo SA	25,583	34,500
Powszechna Kasa Oszczednosci Bank Polski SA (A)	6,409	67,734
Powszechny Zaklad Ubezpieczen SA	6,302	54,955
Santander Bank Polska SA	525	46,628
Tauron Polska Energia SA (A)	42,147	29,458
Wirtualna Polska Holding SA	420	14,848
Qatar 0.7%		1,371,823
Aamal Company	78,358	22,316
Al Meera Consumer Goods Company QSC	2,564	13,611
Baladna	26,118	10,704
Barwa Real Estate Company	68,261	57,896
Commercial Bank PSQC	32,552	58,331
Doha Bank QPSC	37,593	31,541
Gulf International Services QSC (A)	55,100	27,576
Gulf Warehousing Company	16,297	21,334
Industries Qatar QSC	6,395	25,444
Investment Holding Group (A)	78,872	27,086
Mannai Corp. QSC	13,134	16,732
Masraf Al Rayan QSC	36,824	49,067
Mazaya Real Estate Development QPSC	25,140	6,954
Medicare Group	4,460	10,281
Mesaieed Petrochemical Holding Company	67,059	38,152
Ooredoo QPSC	28,318	52,934
Qatar Electricity & Water Company QSC	10,668	48,288
Qatar First Bank (A)	42,751	20,957
Qatar Fuel QSC	7,605	37,968
Qatar Gas Transport Company, Ltd.	51,741	46,839
Qatar Insurance Company SAQ (A)	47,574	32,665
Qatar International Islamic Bank QSC	15,175	38,823
Qatar Islamic Bank SAQ	24,617	116,302
Qatar National Bank QPSC	78,265	416,054
Qatar National Cement Company QSC	7,683	10,799
Qatar Navigation QSC	18,660	38,375
Salam International Investment, Ltd., QSC (A)	80,910	19,504
United Development Company QSC	78,676	32,920
Vodafone Qatar QSC	67,886	29,917
Zad Holding Company	2,835	12,453
Romania 0.0%		78,806
NEPI Rockcastle PLC	12,693	78,806
Russia 1.0%		1,774,801
Etalon Group PLC, GDR	2,625	3,544
Gazprom PJSC, ADR (London Stock Exchange)	30,453	270,145
Globaltrans Investment PLC, GDR	2,640	18,645
LUKOIL PJSC, ADR	3,474	301,305
Magnitogorsk Iron & Steel Works PJSC, GDR	2,363	24,487
Mail.Ru Group, Ltd., GDR (A)	1,119	18,731
MMC Norilsk Nickel PJSC, ADR	5,418	155,125
Mobile TeleSystems PJSC, ADR	7,477	59,891
Novatek PJSC, GDR	143	31,195
Novolipetsk Steel PJSC, GDR	1,198	34,540
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Russia (continued)
PhosAgro PJSC, GDR	1,991	$43,910
Polyus PJSC, GDR	589	56,301
Ros Agro PLC, GDR	1,484	22,582
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	7,688	57,886
Rostelecom PJSC, ADR	3,714	25,376
RusHydro PJSC, ADR	28,619	26,597
Sberbank of Russia PJSC, ADR	23,885	403,895
Severstal PAO, GDR	2,129	44,551
Tatneft PJSC, ADR	2,610	98,789
VTB Bank PJSC, GDR	23,800	28,994
X5 Retail Group NV, GDR	1,747	48,312
Saudi Arabia 2.6%		4,890,414
Abdullah Al Othaim Markets Company	1,682	47,881
Advanced Petrochemical Company	2,127	38,766
Al Hammadi Company for Development and Investment	3,031	31,461
Al Moammar Information Systems Company	488	19,243
Al Rajhi Bank	19,838	697,029
Al Rajhi Company for Co-operative Insurance (A)	630	13,976
AlAbdullatif Industrial Investment Company (A)	1,143	8,225
Alaseel Company	626	7,539
Aldrees Petroleum and Transport Services Company	992	17,309
Alinma Bank	23,139	140,252
Almarai Company JSC	7,174	91,200
Arab National Bank	7,515	43,843
Arabian Cement Company	2,332	22,926
Arabian Centres Company, Ltd.	1,874	10,227
Arriyadh Development Company	5,023	34,829
Aseer Trading Tourism & Manufacturing Company (A)	1,612	7,655
Astra Industrial Group	898	8,522
Bank AlBilad (A)	10,264	117,008
Bank Al-Jazira	12,679	61,256
Banque Saudi Fransi	6,999	74,903
Bupa Arabia for Cooperative Insurance Company	2,041	73,400
City Cement Company	1,425	8,563
Dallah Healthcare Company	1,278	25,408
Dar Al Arkan Real Estate Development Company (A)	17,729	43,172
Dr Sulaiman Al Habib Medical Services Group Company	942	41,187
Dur Hospitality Company (A)	2,348	19,443
Eastern Province Cement Company	818	9,426
Electrical Industries Company	2,157	14,946
Emaar Economic City (A)	9,070	26,801
Etihad Etisalat Company	17,243	144,260
Halwani Brothers Company	466	9,502
Herfy Food Services Company	703	12,174
Jarir Marketing Company	1,385	68,282
Jazan Energy and Development Company (A)	1,882	10,642
Leejam Sports Company JSC	843	23,486
Maharah Human Resources Company	995	20,008
Mediterranean & Gulf Insurance & Reinsurance Company (A)	2,406	11,515
Middle East Paper Company (A)	1,693	19,403
Mobile Telecommunications Company Saudi Arabia (A)	18,142	59,253
Mouwasat Medical Services Company	991	44,946
Najran Cement Company	4,857	23,161
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
Saudi Arabia (continued)
National Gas & Industrialization Company	1,152	$17,153
National Gypsum	1,677	16,202
National Industrialization Company (A)	7,052	37,540
National Petrochemical Company	3,266	34,777
Northern Region Cement Company	4,267	14,895
Rabigh Refining & Petrochemical Company (A)	9,052	52,856
Riyad Bank	18,825	140,387
SABIC Agri-Nutrients Company	3,477	159,854
Sahara International Petrochemical Company	13,711	140,386
Saudi Arabian Mining Company (A)	8,479	161,510
Saudi Automotive Services Company	1,130	8,734
Saudi Basic Industries Corp.	12,344	354,757
Saudi Cement Company	3,305	48,917
Saudi Ceramic Company	1,342	18,581
Saudi Chemical Company Holding	2,191	18,548
Saudi Electricity Company	12,156	76,332
Saudi Ground Services Company (A)	2,496	20,494
Saudi Industrial Investment Group	6,486	52,109
Saudi Industrial Services Company	1,613	12,588
Saudi Kayan Petrochemical Company (A)	32,690	144,573
Saudi Pharmaceutical Industries & Medical Appliances Corp.	1,447	14,392
Saudi Real Estate Company (A)	3,007	16,701
Saudi Research & Media Group (A)	827	35,059
Saudi Telecom Company	13,737	405,729
Saudia Dairy & Foodstuff Company	624	27,065
Seera Group Holding (A)	7,450	36,184
Southern Province Cement Company	3,179	55,832
Tabuk Cement Company (A)	2,710	12,704
The Company for Cooperative Insurance	1,474	30,360
The National Agriculture Development Company (A)	1,158	9,282
The Qassim Cement Company	1,844	35,892
The Saudi British Bank	13,370	106,510
The Saudi Investment Bank	9,683	43,612
The Saudi National Bank	2,040	32,822
The Savola Group	9,987	82,689
Umm Al-Qura Cement Company	2,052	12,841
United Electronics Company	1,193	39,916
United International Transportation Company	1,703	20,602
Walaa Cooperative Insurance Company (A)	1,753	9,145
Yamama Cement Company (A)	3,651	24,583
Yanbu Cement Company	2,788	25,688
Yanbu National Petrochemical Company	4,637	78,585
Singapore 0.1%		99,328
JOYY, Inc., ADR	1,940	99,328
South Africa 3.7%		6,759,948
Absa Group, Ltd.	18,647	156,568
Advtech, Ltd.	30,094	32,516
AECI, Ltd.	4,099	29,152
African Rainbow Minerals, Ltd.	5,734	74,172
Alexander Forbes Group Holdings, Ltd.	77,526	21,902
Anglo American Platinum, Ltd.	894	94,829
AngloGold Ashanti, Ltd.	7,245	154,871
AngloGold Ashanti, Ltd., ADR	4,794	100,386
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Africa (continued)
Aspen Pharmacare Holdings, Ltd.	10,697	$160,008
Astral Foods, Ltd.	1,655	17,740
AVI, Ltd.	10,986	55,736
Barloworld, Ltd.	12,459	118,314
Bid Corp., Ltd.	5,510	105,660
Blue Label Telecoms, Ltd. (A)	40,650	12,289
Capitec Bank Holdings, Ltd.	718	82,390
Cashbuild, Ltd.	822	11,968
Caxton & CTP Publishers & Printers, Ltd.	83,154	43,959
Clicks Group, Ltd.	6,184	110,051
Coronation Fund Managers, Ltd.	8,366	28,692
Curro Holdings, Ltd. (A)	9,885	7,391
DataTec, Ltd.	9,421	22,169
Dis-Chem Pharmacies, Ltd. (B)	12,218	26,674
Discovery, Ltd. (A)	12,396	103,922
Distell Group Holdings, Ltd. (A)	2,740	27,720
Exxaro Resources, Ltd.	8,426	80,417
FirstRand, Ltd.	96,505	337,489
Gold Fields, Ltd., ADR	29,019	329,075
Harmony Gold Mining Company, Ltd., ADR	29,967	127,659
Impala Platinum Holdings, Ltd.	23,518	294,548
Imperial Logistics, Ltd.	9,991	39,379
Investec, Ltd.	12,090	61,222
Italtile, Ltd.	28,750	29,925
JSE, Ltd.	3,574	24,380
KAP Industrial Holdings, Ltd.	139,182	37,196
Kumba Iron Ore, Ltd.	1,308	37,031
Liberty Holdings, Ltd. (A)	4,044	22,525
Life Healthcare Group Holdings, Ltd. (A)	50,915	75,419
Long4Life, Ltd.	47,159	15,811
Massmart Holdings, Ltd. (A)	7,381	28,225
Metair Investments, Ltd.	12,087	20,318
MiX Telematics, Ltd., ADR	2,273	25,730
Momentum Metropolitan Holdings	57,013	64,855
Motus Holdings, Ltd.	8,289	55,561
Mpact, Ltd. (A)	6,725	13,448
Mr. Price Group, Ltd.	7,293	91,187
MTN Group, Ltd. (A)	61,991	625,315
MultiChoice Group	8,575	66,265
Murray & Roberts Holdings, Ltd. (A)	42,702	35,641
Naspers, Ltd., N Shares	946	144,895
Nedbank Group, Ltd.	14,789	152,867
Netcare, Ltd. (A)	43,449	39,409
Ninety One, Ltd.	7,245	24,065
Northam Platinum Holdings, Ltd. (A)	7,939	110,901
Oceana Group, Ltd.	3,370	12,485
Old Mutual, Ltd.	136,247	103,950
Omnia Holdings, Ltd.	6,609	26,851
Pepkor Holdings, Ltd. (A)(B)	24,702	33,979
Pick n Pay Stores, Ltd.	14,046	46,973
PPC, Ltd. (A)	113,640	35,978
PSG Group, Ltd. (A)	7,268	36,816
Raubex Group, Ltd.	10,511	23,634
RCL Foods, Ltd.	10,269	7,840
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
South Africa (continued)
Reunert, Ltd.	7,864	$23,978
Royal Bafokeng Platinum, Ltd.	9,402	86,627
Sanlam, Ltd.	36,982	128,759
Santam, Ltd.	1,313	21,282
Sappi, Ltd. (A)	32,025	89,338
Sasol, Ltd. (A)	10,147	166,790
Shoprite Holdings, Ltd.	10,504	130,083
Sibanye Stillwater, Ltd., ADR	21,507	267,547
Standard Bank Group, Ltd.	30,041	244,011
Super Group, Ltd.	21,896	45,114
Telkom SA SOC, Ltd. (A)	16,120	53,025
The Bidvest Group, Ltd.	6,674	75,497
The Foschini Group, Ltd. (A)	13,223	100,388
The SPAR Group, Ltd.	7,700	78,594
Tiger Brands, Ltd.	6,459	72,506
Transaction Capital, Ltd.	12,485	33,443
Truworths International, Ltd.	7,523	23,538
Vodacom Group, Ltd.	9,373	78,767
Wilson Bayly Holmes-Ovcon, Ltd.	3,159	21,135
Woolworths Holdings, Ltd.	25,117	81,183
South Korea 13.4%		24,751,913
Able C&C Company, Ltd. (A)	359	1,829
Advanced Process Systems Corp.	1,012	18,101
Aekyung Chemical Company, Ltd.	1,138	9,705
AfreecaTV Company, Ltd.	224	38,266
Ahnlab, Inc.	288	15,897
Ajin Industrial Company, Ltd. (A)	2,965	7,158
Alteogen, Inc. (A)	493	28,454
ALUKO Company, Ltd. (A)	3,314	8,737
Amorepacific Corp.	521	68,832
AMOREPACIFIC Group	998	34,643
Aprogen Pharmaceuticals, Inc. (A)	18,480	13,041
Atinum Investment Company, Ltd.	6,093	25,142
Austem Company, Ltd.	1,208	2,149
Bcworld Pharm Company, Ltd.	17	197
BGF Company, Ltd.	2,408	9,928
BGF retail Company, Ltd.	220	26,878
BH Company, Ltd.	1,811	32,140
Binex Company, Ltd. (A)	1,385	18,008
Binggrae Company, Ltd.	278	11,841
BIT Computer Company, Ltd.	489	3,441
BNK Financial Group, Inc.	7,863	52,900
Boditech Med, Inc.	681	9,389
Bookook Securities Company, Ltd.	368	7,476
Boryung Pharmaceutical Company, Ltd.	912	11,027
Bosung Power Technology Company, Ltd. (A)	1,899	5,265
Bukwang Pharmaceutical Company, Ltd.	919	9,185
Celltrion Healthcare Company, Ltd. (A)	628	42,751
Celltrion Pharm, Inc. (A)	249	25,077
Celltrion, Inc. (A)	1,406	244,740
Chabiotech Company, Ltd. (A)	1,250	18,405
Cheil Worldwide, Inc.	2,237	40,841
Chemtronics Company, Ltd.	1,041	21,783
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Cheryong Electric Company, Ltd.	496	$1,951
Choa Pharmaceutical Company (A)	887	2,440
Chong Kun Dang Pharmaceutical Corp.	396	35,546
Chongkundang Holdings Corp.	208	11,940
Chosun Refractories Company, Ltd.	99	6,760
CJ CheilJedang Corp.	351	104,613
CJ Corp.	742	49,946
CJ ENM Company, Ltd.	412	46,995
CJ Logistics Corp. (A)	437	45,592
Cloud Air Company, Ltd. (A)	1,085	1,226
CMG Pharmaceutical Company, Ltd. (A)	4,018	11,076
Com2uS Corp.	281	36,653
Coreana Cosmetics Company, Ltd. (A)	428	1,264
Cosmax, Inc. (A)	460	34,981
Cosmochemical Company, Ltd. (A)	950	11,224
Coway Company, Ltd.	1,438	82,047
CrystalGenomics, Inc. (A)	2,100	10,862
CS Wind Corp.	504	24,034
CTC BIO, Inc. (A)	644	4,190
Cuckoo Holdings Company, Ltd.	645	9,818
Cuckoo Homesys Company, Ltd.	761	24,306
Daea TI Company, Ltd.	1,930	8,234
Daedong Corp.	657	4,968
Daehan Steel Company, Ltd.	1,190	13,938
Daejoo Electronic Materials Company, Ltd.	405	41,559
Daesang Corp.	1,153	20,774
Daewon Cable Company, Ltd. (A)	2,197	2,839
Daewon Pharmaceutical Company, Ltd.	712	8,835
Daewoo Engineering & Construction Company, Ltd. (A)	7,816	35,386
Daewoong Pharmaceutical Company, Ltd.	135	15,033
Daihan Pharmaceutical Company, Ltd.	428	9,439
Daishin Securities Company, Ltd.	1,799	28,318
Danal Company, Ltd. (A)	1,829	22,436
Daou Technology, Inc.	1,699	30,794
Dasan Networks, Inc. (A)	946	5,483
Dawonsys Company, Ltd.	1,082	27,509
DB Financial Investment Company, Ltd.	3,443	18,835
DB HiTek Company, Ltd.	977	54,719
DB Insurance Company, Ltd.	2,572	116,568
Dentium Company, Ltd.	535	24,143
Deutsch Motors, Inc.	2,653	14,535
DGB Financial Group, Inc.	6,891	51,870
DHP Korea Company, Ltd.	549	3,017
Di-Corp.	851	5,340
DIO Corp. (A)	618	16,317
DL Construction Company, Ltd.	32	668
DL E&C Company, Ltd. (A)	885	82,306
DL Holdings Company, Ltd.	706	33,195
Dong-A ST Company, Ltd.	230	13,212
Dongjin Semichem Company, Ltd.	1,855	52,736
DongKook Pharmaceutical Company, Ltd.	903	14,887
Dongkuk Steel Mill Company, Ltd.	3,295	39,206
Dongsuh Companies, Inc.	1,160	30,971
Dongsung Chemical Company, Ltd.	982	4,009
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
South Korea (continued)
Dongsung Finetec Company, Ltd.	639	$5,251
Dongwha Enterprise Company, Ltd. (A)	429	40,071
Dongwon F&B Company, Ltd.	69	10,540
Dongwon Industries Company, Ltd.	102	18,057
Dongwon Systems Corp.	324	14,162
Doosan Bobcat, Inc. (A)	1,640	49,924
Doosan Company, Ltd.	217	19,750
Doosan Fuel Cell Company, Ltd. (A)	821	34,140
Doosan Heavy Industries & Construction Company, Ltd. (A)	2,215	35,468
DoubleUGames Company, Ltd.	350	16,404
Douzone Bizon Company, Ltd.	422	26,777
Duk San Neolux Company, Ltd. (A)	413	19,177
E1 Corp.	458	17,227
Ecopro Company, Ltd.	402	43,379
Ecopro HN Company, Ltd. (A)	540	37,609
Ehwa Technologies Information Company, Ltd. (A)	4,172	5,515
E-MART, Inc.	551	66,149
EMW Company, Ltd. (A)	8,120	10,288
ENF Technology Company, Ltd.	543	12,470
Eo Technics Company, Ltd.	333	28,583
Estechpharma Company, Ltd.	422	3,079
Eugene Corp.	3,338	12,388
Eugene Investment & Securities Company, Ltd.	7,899	22,691
Eugene Technology Company, Ltd.	653	26,361
F&F Company, Ltd. (A)	172	119,413
Fila Holdings Corp.	1,679	49,441
Foosung Company, Ltd. (A)	1,456	29,366
Gamevil, Inc. (A)	325	51,736
Genexine, Inc. (A)	229	10,989
Geumhwa PSC Company, Ltd.	327	8,668
GNCO Company, Ltd. (A)	3,240	1,799
GOLFZON Company, Ltd.	153	21,379
Grand Korea Leisure Company, Ltd. (A)	1,534	15,099
Green Cross Corp.	117	21,399
Green Cross Holdings Corp.	976	20,104
GS Engineering & Construction Corp.	2,836	87,541
GS Holdings Corp.	2,392	75,346
GS Retail Company, Ltd.	2,337	55,459
Halla Holdings Corp.	659	24,085
Hana Financial Group, Inc.	7,654	254,398
Hana Micron, Inc. (A)	1,925	34,652
Hanall Biopharma Company, Ltd. (A)	1,203	19,306
Handok, Inc.	440	7,746
Handsome Company, Ltd.	592	17,450
Hanil Cement Company, Ltd.	1,300	20,910
Hanil Hyundai Cement Company, Ltd.	101	2,584
Hanjin Transportation Company, Ltd.	574	13,475
Hankook Tire & Technology Company, Ltd.	2,977	96,523
Hanmi Pharm Company, Ltd.	121	25,659
Hanmi Semiconductor Company, Ltd.	1,328	36,290
HanmiGlobal Company, Ltd.	473	4,135
Hanon Systems	4,596	50,038
Hansae Company, Ltd.	698	11,683
Hansae Yes24 Holdings Company, Ltd.	769	4,423
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Hanshin Construction Company, Ltd.	985	$12,405
Hansol Chemical Company, Ltd.	257	64,838
Hansol Paper Company, Ltd.	1,635	17,934
Hanssem Company, Ltd.	268	19,390
Hanwha Aerospace Company, Ltd.	1,538	52,639
Hanwha Corp.	1,297	32,542
Hanwha General Insurance Company, Ltd. (A)	6,667	19,467
Hanwha Investment & Securities Company, Ltd. (A)	8,046	35,103
Hanwha Life Insurance Company, Ltd.	11,044	25,751
Hanwha Solutions Corp. (A)	4,210	117,326
Hanyang Eng Company, Ltd.	1,161	14,036
Hanyang Securities Company, Ltd.	2	24
Harim Holdings Company, Ltd.	2,199	16,665
HB SOLUTION Company, Ltd. (A)	209	3,063
HDC Hyundai Development Co-Engineering & Construction, Series E	845	14,771
HDC I-Controls Company, Ltd.	262	2,531
Hite Jinro Company, Ltd.	1,556	38,007
Hitejinro Holdings Company, Ltd.	5	49
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	4,097
HLB, Inc. (A)	1,038	31,494
HMM Company, Ltd. (A)	5,530	109,869
Homecast Company, Ltd. (A)	1,134	3,092
Hotel Shilla Company, Ltd.	523	31,136
HS Industries Company, Ltd.	3,265	15,291
Huchems Fine Chemical Corp.	1,256	22,735
Hugel, Inc. (A)	171	20,406
Humasis Company, Ltd. (A)	1,658	26,428
Huons Global Company, Ltd.	630	20,512
Huvis Corp.	1,370	8,852
Huvitz Company, Ltd.	672	4,941
Hwa Shin Company, Ltd.	1,306	8,236
Hyosung Advanced Materials Corp. (A)	79	39,751
Hyosung Chemical Corp. (A)	80	16,522
Hyosung Corp.	244	18,574
Hyosung Heavy Industries Corp. (A)	67	3,374
Hyosung TNC Corp.	79	33,353
Hyundai BNG Steel Company, Ltd.	218	2,582
Hyundai Construction Equipment Company, Ltd. (A)	833	25,198
Hyundai Department Store Company, Ltd.	380	21,458
Hyundai Doosan Infracore Company, Ltd. (A)	2,382	14,885
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	20,062
Hyundai Elevator Company, Ltd.	946	31,257
Hyundai Engineering & Construction Company, Ltd.	2,088	77,576
Hyundai Glovis Company, Ltd.	797	97,538
Hyundai Greenfood Company, Ltd.	3,412	22,900
Hyundai Heavy Industries Holdings Company, Ltd.	1,150	51,223
Hyundai Home Shopping Network Corp.	441	22,721
Hyundai HT Company, Ltd.	353	2,594
Hyundai Livart Furniture Company, Ltd.	1,313	14,831
Hyundai Marine & Fire Insurance Company, Ltd.	2,896	56,002
Hyundai Mipo Dockyard Company, Ltd. (A)	660	38,257
Hyundai Mobis Company, Ltd.	1,017	188,751
Hyundai Motor Company	2,041	335,304
Hyundai Rotem Company, Ltd. (A)	807	12,784
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
South Korea (continued)
Hyundai Steel Company	2,324	$72,336
Hyundai Wia Corp.	378	22,744
Hyupjin Company, Ltd. (A)(D)	724	2,730
IHQ, Inc. (A)	4,680	5,831
Iljin Materials Company, Ltd.	293	31,582
Ilyang Pharmaceutical Company, Ltd.	639	14,448
iMarketKorea, Inc.	1,567	13,409
Industrial Bank of Korea	10,089	87,386
Innocean Worldwide, Inc.	383	16,621
Inscobee, Inc. (A)	4,497	11,711
Insun ENT Company, Ltd. (A)	1,874	15,873
Interpark Corp.	2,562	10,529
INTOPS Company, Ltd.	657	11,770
IS Dongseo Company, Ltd.	614	20,886
i-SENS, Inc.	526	12,536
IsuPetasys Company, Ltd. (A)	1,612	7,042
Jayjun Cosmetic Company, Ltd. (A)	2,132	1,574
JB Financial Group Company, Ltd.	7,275	49,129
Jcontentree Corp. (A)	206	8,676
Jeil Savings Bank (A)(D)	1,850	0
JVM Company, Ltd.	218	2,372
JYP Entertainment Corp.	1,091	41,545
Kakao Corp.	1,470	150,396
Kangwon Land, Inc. (A)	1,542	28,590
KAON Media Company, Ltd.	355	4,267
KB Financial Group, Inc.	10,363	460,562
KC Tech Company, Ltd.	460	8,742
KCC Corp.	117	27,053
KCC Engineering & Construction Company, Ltd.	812	5,444
KCC Glass Corp.	684	30,392
KEPCO Plant Service & Engineering Company, Ltd.	870	28,328
Kginicis Company, Ltd.	1,735	23,450
KGMobilians Company, Ltd.	1,431	10,174
KH Electron Company, Ltd. (A)	1,293	840
KH FEELUX Company, Ltd. (A)	1,899	4,038
Kia Corp.	5,614	367,433
KIWOOM Securities Company, Ltd.	814	66,688
KMH Company, Ltd. (A)	1,202	7,626
KMW Company, Ltd. (A)	436	13,341
Koh Young Technology, Inc.	1,589	26,283
Kolmar BNH Company, Ltd.	589	14,525
Kolmar Korea Company, Ltd.	453	14,079
Kolmar Korea Holdings Company, Ltd.	571	8,620
Kolon Industries, Inc.	686	40,764
KoMiCo, Ltd.	489	27,307
Korea Aerospace Industries, Ltd.	1,205	27,594
Korea Electric Power Corp.	5,805	101,339
Korea Electric Terminal Company, Ltd.	438	23,843
Korea Gas Corp. (A)	863	25,564
Korea Investment Holdings Company, Ltd.	1,832	115,805
Korea Line Corp. (A)	8,922	17,031
Korea Petrochemical Industrial Company, Ltd.	150	21,522
Korea Real Estate Investment & Trust Company, Ltd.	13,600	29,270
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	826	60,769
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Korea United Pharm, Inc.	348	$14,274
Korea Zinc Company, Ltd.	200	83,300
Korean Air Lines Company, Ltd. (A)	5,356	119,031
Korean Reinsurance Company	5,180	40,509
KPM Tech Company, Ltd. (A)(C)	4,649	4,197
KPX Chemical Company, Ltd.	134	5,863
KT Corp.	1,250	31,821
KT Skylife Company, Ltd.	2,656	19,272
KT&G Corp.	2,855	196,790
Kukdo Chemical Company, Ltd.	337	14,749
Kuk-il Paper Manufacturing Company, Ltd. (A)	4,965	15,744
Kumho Petrochemical Company, Ltd.	758	98,365
Kumho Tire Company, Inc. (A)	6,125	20,378
KUMHOE&C Company, Ltd.	1,164	10,639
Kwang Dong Pharmaceutical Company, Ltd.	1,959	11,039
Kyongbo Pharmaceutical Company, Ltd.	455	3,134
Kyung Dong Navien Company, Ltd.	334	14,702
L&C Bio Company, Ltd.	662	17,387
L&F Company, Ltd.	280	52,805
Leaders Cosmetics Company, Ltd. (A)	484	1,335
LEENO Industrial, Inc.	261	43,483
LF Corp.	1,828	25,731
LG Chem, Ltd.	705	412,983
LG Corp.	1,446	95,692
LG Display Company, Ltd. (A)	2,310	38,636
LG Display Company, Ltd., ADR (A)(C)	22,102	185,436
LG Electronics, Inc.	4,149	403,833
LG HelloVision Company, Ltd.	2,843	13,005
LG Household & Health Care, Ltd.	200	177,368
LG Innotek Company, Ltd.	561	143,190
LG Uplus Corp.	10,544	119,995
LIG Nex1 Company, Ltd.	395	17,813
Lock&Lock Company, Ltd. (A)	920	7,549
Lotte Chemical Corp.	436	73,868
Lotte Chilsung Beverage Company, Ltd.	242	26,612
Lotte Confectionery Company, Ltd.	114	10,657
Lotte Corp.	417	10,162
LOTTE Fine Chemical Company, Ltd.	703	46,157
Lotte Food Company, Ltd.	33	8,823
LOTTE Himart Company, Ltd.	604	11,797
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	9,730
Lotte Shopping Company, Ltd.	386	27,146
LS Corp.	565	23,414
LS Electric Company, Ltd.	593	26,153
LX Hausys, Ltd.	473	22,330
LX Holdings Corp. (A)	700	5,140
LX International Corp.	1,440	28,019
LX Semicon Company, Ltd.	375	33,748
Macquarie Korea Infrastructure Fund	12,651	149,279
Maeil Dairies Company, Ltd.	256	14,666
Maeil Holdings Company, Ltd.	480	3,549
Mando Corp. (A)	1,316	60,498
Mcnex Company, Ltd.	678	25,748
Medytox, Inc. (A)	333	36,632
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
South Korea (continued)
Meerecompany, Inc. (A)	79	$1,718
MegaStudyEdu Company, Ltd.	501	31,573
Meritz Financial Group, Inc.	2,190	63,363
Meritz Fire & Marine Insurance Company, Ltd.	2,586	67,860
Meritz Securities Company, Ltd.	13,764	57,780
Mirae Asset Life Insurance Company, Ltd.	6,888	22,827
Mirae Asset Securities Company, Ltd.	10,763	77,556
Multicampus Company, Ltd.	178	5,437
MyungMoon Pharm Company, Ltd. (A)	1,061	3,875
Namhae Chemical Corp.	1,084	9,093
NAVER Corp.	811	258,913
NCSoft Corp.	195	111,329
Neowiz (A)	886	21,952
NEPES Corp. (A)	486	12,741
Netmarble Corp. (B)	311	30,545
Nexen Tire Corp.	4,056	21,186
NextEye Company, Ltd.	397	405
NH Investment & Securities Company, Ltd.	3,814	39,602
NHN Corp. (A)	359	27,274
NHN KCP Corp. (A)	1,101	30,776
NICE Holdings Company, Ltd.	1,125	14,756
Nice Information & Telecommunication, Inc.	598	13,698
NICE Information Service Company, Ltd.	1,825	26,402
Nong Woo Bio Company, Ltd.	564	4,898
NongShim Company, Ltd.	120	27,624
NOROO Paint & Coatings Company, Ltd.	430	3,459
OCI Company, Ltd. (A)	554	51,045
Opto Device Technology Company, Ltd.	373	1,800
Orion Holdings Corp.	1,265	15,621
Osstem Implant Company, Ltd.	379	35,638
Ottogi Corp.	37	13,560
Pan Ocean Company, Ltd.	9,495	41,392
Paradise Company, Ltd. (A)	1,307	15,048
Partron Company, Ltd.	1,950	18,106
Pearl Abyss Corp. (A)	412	45,727
People & Technology, Inc.	844	33,906
PharmaResearch Company, Ltd.	170	11,014
Pharmicell Company, Ltd. (A)	1,235	13,546
PI Advanced Materials Company, Ltd.	558	21,680
Poongsan Corp.	1,263	30,380
POSCO	1,342	294,643
POSCO Chemical Company, Ltd.	317	42,083
Posco International Corp.	2,195	34,536
PSK, Inc.	656	24,241
Pulmuone Company, Ltd.	814	10,763
RFHIC Corp.	601	16,673
S-1 Corp.	792	49,193
Sam Chun Dang Pharm Company, Ltd. (A)	567	20,038
Sam Yung Trading Company, Ltd.	901	10,626
Samchully Company, Ltd.	159	11,201
Samick THK Company, Ltd.	534	4,860
Samjin Pharmaceutical Company, Ltd.	502	10,328
SAMPYO Cement Company, Ltd.	2,549	9,058
Samsung Biologics Company, Ltd. (A)(B)	69	51,727
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Samsung C&T Corp.	1,299	$115,224
Samsung Card Company, Ltd.	1,362	37,219
Samsung Electro-Mechanics Company, Ltd.	1,677	234,841
Samsung Electronics Company, Ltd.	108,733	6,526,832
Samsung Engineering Company, Ltd. (A)	5,517	96,333
Samsung Fire & Marine Insurance Company, Ltd.	884	150,402
Samsung Heavy Industries Company, Ltd. (A)	14,407	61,704
Samsung Life Insurance Company, Ltd.	1,023	51,281
Samsung SDI Company, Ltd.	432	249,610
Samsung SDS Company, Ltd.	655	78,711
Samsung Securities Company, Ltd.	2,538	94,538
Samwha Capacitor Company, Ltd.	526	23,440
Samyang Foods Company, Ltd.	292	19,323
Samyang Holdings Corp.	267	20,388
Sangsangin Company, Ltd. (A)	3,162	20,444
SaraminHR Company, Ltd.	326	10,556
SBS Media Holdings Company, Ltd. (A)	945	1,384
SeAH Holdings Corp.	61	5,265
Sebang Global Battery Company, Ltd.	496	31,122
Seegene, Inc.	1,040	65,656
Sejong Industrial Company, Ltd.	995	7,164
Seojin System Company, Ltd. (A)	696	23,056
Seoul Semiconductor Company, Ltd.	1,598	18,263
SEOWONINTECH Company, Ltd.	540	2,841
Seoyon E-Hwa Company, Ltd.	105	559
Sewon E&C Company, Ltd. (A)	4,490	4,578
SFA Engineering Corp.	833	23,550
SFA Semicon Company, Ltd. (A)	2,349	12,121
SGC eTec E&C Company, Ltd.	122	6,957
SH Energy & Chemical Company, Ltd. (A)	2,681	1,898
Shin Poong Pharmaceutical Company, Ltd.	207	5,688
Shinhan Financial Group Company, Ltd.	12,044	350,256
Shinsegae Engineering & Construction Company, Ltd.	261	6,515
Shinsegae International, Inc.	109	12,763
Shinsegae, Inc.	327	59,903
Shinyoung Securities Company, Ltd.	377	18,366
SIMMTECH Company, Ltd.	1,094	36,887
SK Chemicals Company, Ltd.	207	24,233
SK D&D Company, Ltd.	481	11,465
SK Discovery Company, Ltd.	404	14,987
SK Gas, Ltd.	234	22,676
SK Hynix, Inc.	15,218	1,454,857
SK Innovation Company, Ltd. (A)	557	91,125
SK Materials Company, Ltd.	122	40,928
SK Networks Company, Ltd.	9,038	36,475
SK Securities Company, Ltd.	33,889	26,141
SK Square Company, Ltd. (A)	353	20,228
SK Telecom Company, Ltd.	547	25,031
SK, Inc.	801	174,436
SKC Company, Ltd.	361	59,788
SL Corp.	916	23,904
SM Entertainment Company, Ltd. (A)	668	37,799
SNT Holdings Company, Ltd.	302	4,256
SNT Motiv Company, Ltd.	643	22,505
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
South Korea (continued)
S-Oil Corp.	868	$58,146
Solus Advanced Materials Company, Ltd.	400	32,963
Songwon Industrial Company, Ltd.	862	13,183
Soulbrain Company, Ltd.	54	11,647
Soulbrain Holdings Company, Ltd. (A)	248	7,335
Spigen Korea Company, Ltd.	296	9,719
SSANGYONG C&E Company, Ltd.	4,522	28,506
ST Pharm Company, Ltd. (A)	358	37,838
Studio Dragon Corp. (A)	258	18,302
Sungshin Cement Company, Ltd.	1,538	13,692
Sungwoo Hitech Company, Ltd.	6,093	25,766
Sunjin Company, Ltd.	1,060	8,865
Sunny Electronics Corp. (A)	1,058	2,538
Suprema, Inc. (A)	225	4,119
SY Company, Ltd. (A)	1,552	4,817
Tae Kyung Industrial Company, Ltd.	604	3,348
Taekwang Industrial Company, Ltd.	15	11,591
Taeyoung Engineering & Construction Company, Ltd.	2,164	17,759
Taihan Electric Wire Company, Ltd. (A)	15,121	22,938
TechWing, Inc.	1,236	19,887
TES Company, Ltd.	818	17,594
Theragen Etex Company, Ltd. (A)	1,048	5,629
Tokai Carbon Korea Company, Ltd.	189	22,979
Tongyang Life Insurance Company, Ltd.	3,769	21,090
Tonymoly Company, Ltd. (A)	241	1,135
Toptec Company, Ltd.	1,541	9,551
TY Holdings Company, Ltd. (A)	1,262	24,454
Uju Electronics Company, Ltd.	578	11,338
Value Added Technology Company, Ltd.	533	14,719
Vidente Company, Ltd. (A)	756	19,607
Webzen, Inc. (A)	1,268	25,920
Whanin Pharmaceutical Company, Ltd.	637	9,020
Winix, Inc.	1,393	21,737
WiSoL Company, Ltd.	1,676	13,252
WIZIT Company, Ltd. (A)	3,288	4,213
WONIK CUBE Corp. (A)	1,133	2,944
Wonik Holdings Company, Ltd. (A)	3,450	12,747
WONIK IPS Company, Ltd.	731	23,935
Wonik Pne Company, Ltd. (A)	529	11,535
Woori Financial Group, Inc.	11,908	126,038
Woori Investment Bank Company, Ltd.	16,599	12,131
Woori Technology, Inc. (A)	3,129	4,179
Woorison F&G Company, Ltd.	2,437	4,115
YG Entertainment, Inc. (A)	319	14,894
YJM Games Company, Ltd. (A)	1,588	4,889
Youngone Corp.	961	31,346
Yuanta Securities Korea Company, Ltd.	8,310	26,857
Yuhan Corp.	829	40,360
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	12,162
Spain 0.0%		16,978
AmRest Holdings SE (A)	2,461	16,978
Taiwan 15.9%		29,446,972
Abico Avy Company, Ltd.	11,089	9,872
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Accton Technology Corp.	10,796	$112,136
Acer, Inc.	116,510	115,798
Acter Group Corp., Ltd.	1,697	11,896
Advanced Ceramic X Corp.	2,000	25,660
Advantech Company, Ltd.	3,738	51,321
Aerospace Industrial Development Corp.	11,000	11,443
Alltek Technology Corp.	10,598	11,065
Altek Corp.	10,000	14,146
Amazing Microelectronic Corp.	740	7,356
AMPOC Far-East Company, Ltd.	7,000	9,481
Apex Biotechnology Corp.	8,060	6,847
Apex International Company, Ltd.	9,000	36,710
Arcadyan Technology Corp.	8,898	35,188
Ardentec Corp.	17,363	34,529
ASE Technology Holding Company, Ltd., ADR	48,264	352,810
Asia Cement Corp.	53,608	80,777
Asia Optical Company, Inc. (A)	9,710	34,404
Asia Pacific Telecom Company, Ltd. (A)	116,666	34,286
Asia Polymer Corp.	10,994	14,278
Asia Vital Components Company, Ltd.	10,667	33,655
ASPEED Technology, Inc.	1,000	120,601
Asustek Computer, Inc.	11,528	145,748
AU Optronics Corp.	214,000	154,162
Bank of Kaohsiung Company, Ltd.	42,311	17,398
Basso Industry Corp.	8,700	13,053
BES Engineering Corp.	45,200	14,208
Capital Securities Corp.	64,826	37,465
Career Technology MFG. Company, Ltd. (A)	29,599	25,763
Caswell, Inc.	3,000	10,805
Catcher Technology Company, Ltd.	16,000	88,859
Cathay Financial Holding Company, Ltd.	131,161	281,784
Cathay Real Estate Development Company, Ltd.	19,000	13,441
Center Laboratories, Inc.	16,495	37,110
Century Iron & Steel Industrial Company, Ltd.	5,000	20,076
Chailease Holding Company, Ltd.	27,690	244,974
Chang Hwa Commercial Bank, Ltd.	105,741	62,265
Chang Wah Electromaterials, Inc.	14,090	17,260
Channel Well Technology Company, Ltd.	7,000	9,938
Charoen Pokphand Enterprise	11,465	33,263
Cheng Loong Corp.	22,480	27,406
Cheng Mei Materials Technology Corp. (A)	46,050	20,833
Cheng Shin Rubber Industry Company, Ltd.	54,031	64,964
Chia Chang Company, Ltd.	10,000	16,420
Chia Hsin Cement Corp.	17,089	12,716
Chicony Electronics Company, Ltd.	28,455	81,154
Chicony Power Technology Company, Ltd.	12,305	32,906
Chilisin Electronics Corp.	8,270	26,813
China Airlines, Ltd. (A)	119,820	110,968
China Bills Finance Corp.	43,000	26,395
China Development Financial Holding Corp.	196,531	115,384
China General Plastics Corp. (C)	13,690	16,558
China Life Insurance Company, Ltd.	18,327	20,171
China Man-Made Fiber Corp.	59,001	21,446
China Metal Products Company, Ltd.	14,966	17,243
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
Taiwan (continued)
China Petrochemical Development Corp. (A)	153,047	$69,364
China Steel Chemical Corp.	6,000	24,673
China Steel Corp.	167,038	194,879
Ching Feng Home Fashions Company, Ltd.	11,000	7,915
Chin-Poon Industrial Company, Ltd.	13,642	17,938
Chipbond Technology Corp.	33,000	79,482
ChipMOS Technologies, Inc.	37,638	62,124
Chong Hong Construction Company, Ltd.	5,024	13,363
Chroma ATE, Inc.	8,440	56,203
Chun Yuan Steel Industry Company, Ltd.	7,381	5,869
Chung Hung Steel Corp.	25,226	31,550
Chunghwa Telecom Company, Ltd.	65,000	261,499
Cleanaway Company, Ltd.	2,000	17,605
Clevo Company	17,120	19,210
CMC Magnetics Corp. (A)	29,201	9,037
Compal Electronics, Inc.	114,895	95,403
Compeq Manufacturing Company, Ltd.	60,000	89,188
Concraft Holding Company, Ltd.	5,717	7,947
Continental Holdings Corp.	12,950	11,705
Coremax Corp.	3,990	20,438
Coretronic Corp.	17,000	48,359
CTBC Financial Holding Company, Ltd.	331,967	290,612
CTCI Corp.	17,000	21,859
Cub Elecparts, Inc.	2,039	13,048
CyberPower Systems, Inc.	4,000	9,848
Delta Electronics, Inc.	20,253	186,184
D-Link Corp.	19,004	12,495
Dynapack International Technology Corp.	5,000	18,546
E Ink Holdings, Inc.	21,000	95,026
E.Sun Financial Holding Company, Ltd.	187,823	181,528
Eastern Media International Corp.	30,334	35,653
Eclat Textile Company, Ltd.	4,532	94,348
Egis Technology, Inc.	4,000	15,818
Elan Microelectronics Corp.	10,400	60,339
E-LIFE MALL Corp.	6,000	17,836
Elite Advanced Laser Corp.	9,000	18,457
Elite Material Company, Ltd.	9,831	98,912
Elite Semiconductor Microelectronics Technology, Inc.	7,000	40,259
eMemory Technology, Inc. (C)	2,000	154,747
Ennostar, Inc. (A)	17,605	48,804
EnTie Commercial Bank Company, Ltd.	52,000	30,955
Eternal Materials Company, Ltd.	34,966	45,271
Eva Airways Corp. (A)	100,332	90,009
Evergreen International Storage & Transport Corp.	15,320	16,040
Evergreen Marine Corp. Taiwan, Ltd.	74,182	328,566
Everlight Electronics Company, Ltd.	16,000	29,387
Far Eastern Department Stores, Ltd.	54,558	41,268
Far Eastern International Bank	114,567	43,178
Far Eastern New Century Corp.	74,878	74,882
Far EasTone Telecommunications Company, Ltd.	53,000	117,203
Farglory Land Development Company, Ltd.	10,526	24,392
Federal Corp.	21,137	19,839
Feng Hsin Steel Company, Ltd.	17,000	47,468
Feng TAY Enterprise Company, Ltd.	8,494	61,958
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
First Financial Holding Company, Ltd.	181,746	$150,944
First Hotel	14,923	7,620
First Steamship Company, Ltd. (A)	31,479	14,903
FLEXium Interconnect, Inc. (A)	14,352	52,939
Flytech Technology Company, Ltd.	6,125	15,908
Formosa Chemicals & Fibre Corp.	48,440	135,367
Formosa Petrochemical Corp.	12,000	40,910
Formosa Plastics Corp.	40,880	149,936
Formosa Sumco Technology Corp.	2,000	17,848
Formosa Taffeta Company, Ltd.	12,000	12,438
Formosan Rubber Group, Inc.	18,180	14,709
Foxconn Technology Company, Ltd.	21,617	50,500
Foxsemicon Integrated Technology, Inc.	2,427	19,414
Fubon Financial Holding Company, Ltd.	98,358	257,806
Fulgent Sun International Holding Company, Ltd.	4,112	14,481
Fulltech Fiber Glass Corp. (A)	33,357	20,138
Fusheng Precision Company, Ltd.	3,000	21,757
Gemtek Technology Corp.	26,496	25,884
General Interface Solution Holding, Ltd.	14,000	49,965
Genius Electronic Optical Company, Ltd.	2,952	57,771
GeoVision, Inc.	1,703	1,845
Getac Holdings Corp.	20,000	38,643
Giant Manufacturing Company, Ltd.	9,000	100,511
Gigabyte Technology Company, Ltd.	17,719	86,569
Ginko International Company, Ltd.	3,150	27,629
Global Brands Manufacture, Ltd.	14,362	19,397
Global Mixed Mode Technology, Inc.	2,000	18,914
Global PMX Company, Ltd.	2,000	13,001
Globalwafers Company, Ltd.	4,000	117,149
Goldsun Building Materials Company, Ltd.	52,208	49,668
Gourmet Master Company, Ltd.	4,000	16,994
Grand Pacific Petrochemical	48,000	49,189
Grape King Bio, Ltd.	7,000	40,399
Great Taipei Gas Company, Ltd.	25,000	29,888
Great Wall Enterprise Company, Ltd.	25,036	46,712
Greatek Electronics, Inc.	11,000	30,420
Hannstar Board Corp.	23,213	37,125
HannStar Display Corp. (C)	120,980	66,192
Hey Song Corp.	18,250	22,801
Highwealth Construction Corp.	25,446	42,281
Hitron Technology, Inc.	8,267	7,333
Hiwin Technologies Corp.	9,963	101,908
Ho Tung Chemical Corp.	55,773	22,347
Holtek Semiconductor, Inc.	5,000	18,893
Holy Stone Enterprise Company, Ltd.	7,000	30,397
Hon Hai Precision Industry Company, Ltd.	161,352	597,875
Hota Industrial Manufacturing Company, Ltd.	13,309	43,933
Hotai Finance Company, Ltd.	4,000	12,962
Hotai Motor Company, Ltd.	6,000	130,648
HTC Corp. (A)	26,700	74,235
Hua Nan Financial Holdings Company, Ltd.	140,604	101,980
Huaku Development Company, Ltd.	12,353	40,734
Hung Ching Development & Construction Company, Ltd.	2,000	2,382
Ibase Technology, Inc.	10,000	14,461
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
Taiwan (continued)
IBF Financial Holdings Company, Ltd.	81,474	$46,794
Innodisk Corp.	2,600	18,961
Innolux Corp. (C)	238,219	148,643
Inpaq Technology Company, Ltd. (A)	6,650	16,387
International CSRC Investment Holdings Company	35,797	32,818
International Games System Company, Ltd.	2,000	56,018
Inventec Corp.	49,705	45,905
ITEQ Corp.	12,626	57,413
Jentech Precision Industrial Company, Ltd.	2,000	31,437
Jourdeness Group, Ltd.	3,000	7,800
Kaimei Electronic Corp.	2,865	11,945
KEE TAI Properties Company, Ltd.	24,973	13,481
Kenda Rubber Industrial Company, Ltd.	17,947	19,001
Kerry TJ Logistics Company, Ltd.	9,000	14,671
Kindom Development Company, Ltd.	11,000	15,190
King Slide Works Company, Ltd.	2,000	34,628
King Yuan Electronics Company, Ltd.	47,762	74,332
King’s Town Bank Company, Ltd.	37,000	53,435
Kinpo Electronics, Inc.	52,724	26,062
Kinsus Interconnect Technology Corp.	8,000	68,910
KMC Kuei Meng International, Inc.	3,000	21,524
Kwong Lung Enterprise Company, Ltd.	7,000	10,192
LandMark Optoelectronics Corp.	2,000	14,576
Largan Precision Company, Ltd.	2,000	142,533
Lealea Enterprise Company, Ltd. (A)	28,863	11,200
Lida Holdings, Ltd.	4,640	5,084
Lien Hwa Industrial Holdings Corp.	14,109	29,104
Lite-On Technology Corp.	74,250	160,531
Longchen Paper & Packaging Company, Ltd.	46,265	39,884
Lotes Company, Ltd.	3,199	78,857
Lumax International Corp., Ltd.	6,855	16,984
Machvision, Inc. (A)	79	668
Macronix International Company, Ltd.	55,706	84,459
Makalot Industrial Company, Ltd.	8,247	68,823
MediaTek, Inc.	16,000	580,010
Mega Financial Holding Company, Ltd.	185,531	227,991
Mercuries Life Insurance Company, Ltd. (A)	70,526	23,525
Merida Industry Company, Ltd.	3,162	33,957
Merry Electronics Company, Ltd.	6,128	20,126
Micro-Star International Company, Ltd.	21,488	125,739
Mildef Crete, Inc.	4,000	8,818
Mitac Holdings Corp.	38,448	44,238
momo.com, Inc.	1,300	83,044
Namchow Holdings Company, Ltd.	12,000	21,095
Nan Kang Rubber Tire Company, Ltd.	9,711	13,476
Nan Ya Plastics Corp.	56,860	168,462
Nantex Industry Company, Ltd. (C)	10,039	30,489
Nanya Technology Corp.	24,985	66,406
National Petroleum Company, Ltd.	9,000	15,727
Nien Made Enterprise Company, Ltd.	4,000	54,490
Novatek Microelectronics Corp. (C)	12,000	199,816
O-Bank Company, Ltd.	100,562	28,004
Oneness Biotech Company, Ltd. (A)	3,000	32,113
OptoTech Corp.	23,033	48,011
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Oriental Union Chemical Corp. (A)	36,300	$29,430
Pacific Hospital Supply Company, Ltd.	5,498	14,034
Pan-International Industrial Corp.	9,443	13,121
PChome Online, Inc.	7,000	34,041
PCL Technologies, Inc.	3,282	10,044
Pegatron Corp.	56,321	134,596
Pegavision Corp.	1,000	16,234
Pharmally International Holding Company, Ltd. (A)(D)	3,533	2,517
Phison Electronics Corp.	3,000	44,528
Polytronics Technology Corp.	4,188	18,070
Pou Chen Corp.	60,448	69,457
Power Wind Health Industry, Inc.	3,150	15,367
Powertech Technology, Inc.	33,000	117,253
Poya International Company, Ltd.	1,922	33,664
President Chain Store Corp.	15,000	145,152
President Securities Corp.	29,515	24,961
Primax Electronics, Ltd.	18,000	34,014
Prince Housing & Development Corp.	37,943	17,954
Prodisc Technology, Inc. (A)(D)	540,000	0
Qisda Corp.	45,440	47,947
Quanta Computer, Inc.	59,000	181,774
Quanta Storage, Inc.	14,000	19,847
Radiant Opto-Electronics Corp.	17,343	59,793
Radium Life Tech Company, Ltd.	42,476	15,130
RDC Semiconductor Company, Ltd. (A)	2,000	36,101
Realtek Semiconductor Corp.	7,706	152,880
Rexon Industrial Corp., Ltd.	9,000	20,631
Rich Development Company, Ltd.	36,000	12,137
Ritek Corp. (A)	29,707	9,473
Ruentex Development Company, Ltd.	31,304	71,994
Ruentex Industries, Ltd.	14,664	52,346
Sampo Corp.	16,197	17,107
Sanyang Motor Company, Ltd.	19,389	18,068
SCI Pharmtech, Inc.	4,800	13,541
Sensortek Technology Corp.	1,000	17,937
Shihlin Electric & Engineering Corp.	13,213	25,053
Shin Hai Gas Corp.	2,491	4,348
Shin Kong Financial Holding Company, Ltd.	247,171	93,627
Shin Zu Shing Company, Ltd.	9,301	31,425
Shining Building Business Company, Ltd. (A)	29,397	11,302
Shinkong Insurance Company, Ltd.	9,000	15,186
Shinkong Synthetic Fibers Corp.	52,287	36,254
Shinkong Textile Company, Ltd.	22,000	34,218
Shiny Chemical Industrial Company, Ltd.	3,937	19,477
Sigurd Microelectronics Corp.	18,842	39,962
Simplo Technology Company, Ltd.	6,520	76,783
Sinbon Electronics Company, Ltd.	6,043	55,378
Sincere Navigation Corp.	13,930	14,461
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	18,000	133,598
SinoPac Financial Holdings Company, Ltd.	252,419	138,496
Sinyi Realty, Inc.	20,000	23,339
Sitronix Technology Corp.	3,000	30,242
Solar Applied Materials Technology Corp.	12,000	21,125
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
Taiwan (continued)
Sonix Technology Company, Ltd.	7,000	$23,182
Sporton International, Inc.	2,933	22,137
St. Shine Optical Company, Ltd.	2,000	21,514
Standard Foods Corp.	15,221	27,851
Sunny Friend Environmental Technology Company, Ltd.	3,000	21,427
Sunonwealth Electric Machine Industry Company, Ltd.	11,000	16,462
Sunplus Technology Company, Ltd.	15,000	22,223
Supreme Electronics Company, Ltd.	25,309	40,704
Synnex Technology International Corp.	36,188	75,738
Systex Corp.	5,000	15,358
TA Chen Stainless Pipe (A)	69,559	114,546
Taichung Commercial Bank Company, Ltd.	122,580	52,357
TaiDoc Technology Corp.	4,000	24,710
Tainan Spinning Company, Ltd.	25,397	20,661
Taishin Financial Holding Company, Ltd.	180,216	120,338
Taiwan Business Bank	178,441	61,534
Taiwan Cement Corp.	104,296	172,171
Taiwan Cogeneration Corp.	12,137	16,645
Taiwan Cooperative Financial Holding Company, Ltd.	171,056	145,814
Taiwan Fertilizer Company, Ltd.	24,000	58,715
Taiwan FU Hsing Industrial Company, Ltd.	7,000	10,278
Taiwan Glass Industry Corp.	35,894	34,137
Taiwan High Speed Rail Corp.	46,000	49,018
Taiwan Hon Chuan Enterprise Company, Ltd.	15,329	36,843
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	58,353	8,983
Taiwan Mobile Company, Ltd.	38,700	134,935
Taiwan Paiho, Ltd.	15,342	42,830
Taiwan PCB Techvest Company, Ltd.	14,000	23,279
Taiwan Secom Company, Ltd.	8,430	31,648
Taiwan Semiconductor Company, Ltd.	8,000	22,000
Taiwan Semiconductor Manufacturing Company, Ltd.	413,000	8,783,969
Taiwan Shin Kong Security Company, Ltd.	13,724	19,595
Taiwan Styrene Monomer	16,821	10,219
Taiwan Surface Mounting Technology Corp.	8,636	36,229
Taiwan TEA Corp. (A)	18,723	12,981
Taiwan Union Technology Corp.	10,000	36,389
Tatung Company, Ltd. (A)	45,526	57,966
TCI Company, Ltd.	3,977	29,606
Teco Electric & Machinery Company, Ltd.	42,109	46,589
The Ambassador Hotel (A)	17,000	18,319
The Shanghai Commercial & Savings Bank, Ltd.	36,000	59,886
Ton Yi Industrial Corp.	45,000	20,901
Tong Hsing Electronic Industries, Ltd.	2,913	31,909
Tong Yang Industry Company, Ltd.	26,043	30,568
Topco Scientific Company, Ltd.	5,048	26,443
Topkey Corp.	2,000	10,025
TPK Holding Company, Ltd.	23,000	32,633
Transcend Information, Inc.	4,000	9,938
Tripod Technology Corp.	13,770	61,665
TSRC Corp.	25,706	30,183
TTY Biopharm Company, Ltd.	10,094	24,674
Tung Ho Steel Enterprise Corp.	23,138	35,245
Tung Thih Electronic Company, Ltd.	4,000	26,185
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
TXC Corp.	10,659	$40,296
TYC Brother Industrial Company, Ltd.	16,531	11,286
Ultra Chip, Inc.	4,100	35,537
U-Ming Marine Transport Corp.	7,000	13,565
Unimicron Technology Corp.	22,855	186,634
Union Bank of Taiwan (A)	63,530	28,830
Uni-President Enterprises Corp.	144,803	339,547
Unitech Printed Circuit Board Corp. (A)	17,326	11,580
United Integrated Services Company, Ltd.	8,200	52,434
United Microelectronics Corp.	210,468	481,821
United Renewable Energy Company, Ltd. (A)	50,337	38,263
Universal Cement Corp.	20,819	15,666
Unizyx Holding Corp. (A)	10,000	12,148
UPC Technology Corp.	31,164	23,617
USI Corp.	27,318	30,578
Vanguard International Semiconductor Corp.	19,000	105,853
Ve Wong Corp.	9,450	11,169
Visual Photonics Epitaxy Company, Ltd.	4,275	23,362
Voltronic Power Technology Corp.	1,360	77,532
Wafer Works Corp.	23,007	67,693
Wah Lee Industrial Corp.	8,160	26,507
Walsin Lihwa Corp.	53,000	49,793
Walsin Technology Corp. (A)	11,805	73,289
Wan Hai Lines, Ltd.	13,437	75,487
WAN HWA Enterprise Company	2,975	1,298
Win Semiconductors Corp.	7,582	98,628
Winbond Electronics Corp.	92,519	106,386
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd.	6,372	16,757
Wistron Corp.	106,382	109,299
Wistron NeWeb Corp.	13,483	35,805
Wiwynn Corp.	3,000	112,620
Wowprime Corp.	5,000	24,938
WPG Holdings, Ltd.	35,779	64,495
WT Microelectronics Company, Ltd.	17,497	39,868
XinTec, Inc.	4,000	19,825
Xxentria Technology Materials Corp.	6,124	14,809
Yageo Corp.	8,284	135,318
Yang Ming Marine Transport Corp. (A)	31,613	129,815
YFY, Inc.	41,614	51,405
Yieh Phui Enterprise Company, Ltd. (A)	22,896	19,598
Youngtek Electronics Corp.	5,058	15,460
Yuanta Financial Holding Company, Ltd.	168,663	143,303
Yulon Finance Corp.	6,141	37,141
Yulon Motor Company, Ltd.	21,810	31,970
Yungshin Construction & Development Company, Ltd.	9,000	20,076
Yungtay Engineering Company, Ltd.	6,000	13,887
Zhen Ding Technology Holding, Ltd.	23,050	80,814
ZongTai Real Estate Development Company, Ltd.	16,000	23,264
Thailand 1.9%		3,470,347
AAPICO Hitech PCL	12,870	9,054
Advanced Info Service PCL	19,691	120,192
AEON Thana Sinsap Thailand PCL, NVDR	2,900	15,585
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
Thailand (continued)
Airports of Thailand PCL	60,800	$107,680
Allianz Ayudhya Capital PCL	12,100	13,290
Amata Corp. PCL	40,900	23,502
AP Thailand PCL	139,778	36,053
Asset World Corp. PCL (A)	161,000	20,364
B Grimm Power PCL	18,300	21,413
Bangchak Corp. PCL	47,400	33,922
Bangkok Airways PCL (A)	63,400	18,143
Bangkok Bank PCL	5,505	18,381
Bangkok Chain Hospital PCL	43,625	27,611
Bangkok Commercial Asset Management PCL	37,900	22,020
Bangkok Dusit Medical Services PCL	107,700	71,157
Bangkok Expressway & Metro PCL	157,225	39,401
Bangkok Insurance PCL	4,870	38,598
Bangkok Land PCL	480,800	14,964
Bangkok Life Assurance PCL, NVDR	15,160	12,943
Banpu PCL	120,666	36,877
Banpu Power PCL	31,100	15,464
BCPG PCL	40,400	14,939
Berli Jucker PCL	26,500	25,914
Better World Green PCL (A)	256,000	6,207
BTS Group Holdings PCL	100,400	27,372
Bumrungrad Hospital PCL	6,300	26,830
Cal-Comp Electronics Thailand PCL	272,675	25,021
Carabao Group PCL	4,100	13,761
Central Pattana PCL	36,900	56,895
Central Retail Corp. PCL	29,700	28,180
CH Karnchang PCL	59,423	37,341
Charoen Pokphand Foods PCL	132,033	93,073
Chularat Hospital PCL	197,600	22,697
Com7 PCL	12,400	28,458
CP ALL PCL	90,800	157,296
Delta Electronics Thailand PCL	5,000	66,393
Dhipaya Group Holdings PCL (A)	23,600	38,694
Dynasty Ceramic PCL	351,500	28,505
Eastern Polymer Group PCL	43,500	14,317
Eastern Water Resources Development & Management PCL	35,400	9,665
Electricity Generating PCL	6,200	30,485
Energy Absolute PCL	20,900	50,767
GFPT PCL	38,500	13,374
Global Power Synergy PCL	17,182	37,380
Group Lease PCL, NVDR (A)(D)	54,000	1,042
Gunkul Engineering PCL	209,600	28,158
Hana Microelectronics PCL	8,200	22,723
Home Product Center PCL	94,312	38,036
Indorama Ventures PCL	35,500	41,218
IRPC PCL	400,700	44,255
Jasmine International PCL	184,138	15,589
JMT Network Services PCL	10,000	17,434
Kang Yong Electric PCL	130	1,374
KCE Electronics PCL	10,300	28,055
Kiatnakin Phatra Bank PCL	10,300	17,453
Krung Thai Bank PCL	37,450	12,520
Krungthai Card PCL	12,000	19,031
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Thailand (continued)
Land & Houses PCL	190,300	$47,041
LH Financial Group PCL	157,800	6,035
LPN Development PCL	58,200	8,144
MBK PCL (A)	27,912	10,927
Mega Lifesciences PCL	11,600	18,186
Minor International PCL (A)	24,400	19,690
MK Restaurants Group PCL	12,000	17,872
Muangthai Capital PCL	13,900	23,047
Origin Property PCL	40,350	12,558
PCS Machine Group Holding PCL	53,400	8,389
Plan B Media PCL (A)	115,800	22,322
Polyplex Thailand PCL	14,100	9,608
Prima Marine PCL	49,900	8,949
Pruksa Holding PCL	26,800	10,325
PTG Energy PCL	31,400	13,380
PTT Exploration & Production PCL	32,528	108,921
PTT Global Chemical PCL	23,492	39,065
PTT PCL	179,000	187,664
Quality Houses PCL	489,271	32,200
Ratch Group PCL	21,600	27,672
Ratchthani Leasing PCL	163,218	19,371
RS PCL (A)	16,600	10,383
Sabina PCL	12,700	7,372
Saha-Union PCL	53,300	50,849
Samart Corp. PCL (A)	27,900	5,073
Sansiri PCL	773,509	27,524
Sermsang Power Corp. Company, Ltd.	23,100	8,491
Siam City Cement PCL	2,541	11,800
Siam Global House PCL	34,746	19,693
Siamgas & Petrochemicals PCL	54,100	20,023
Singha Estate PCL (A)	157,900	8,503
Sino-Thai Engineering & Construction PCL	50,900	19,904
Somboon Advance Technology PCL	19,007	11,636
SPCG PCL	38,800	20,494
Sri Trang Agro-Industry PCL	44,300	38,986
Srisawad Corp. PCL	22,700	40,312
Star Petroleum Refining PCL (A)	71,900	19,123
Supalai PCL	45,650	28,233
Super Energy Corp. PCL	697,500	19,478
Thai Oil PCL	19,000	26,069
Thai Union Group PCL	107,300	62,700
Thai Vegetable Oil PCL	23,500	20,911
Thaicom PCL	15,900	4,947
Thaifoods Group PCL	112,700	13,913
The Siam Cement PCL	11,150	122,915
The Siam Commercial Bank PCL	11,231	40,545
Thoresen Thai Agencies PCL	46,900	12,733
Tipco Asphalt PCL, NVDR	31,100	16,419
Tisco Financial Group PCL	8,100	21,533
TMBThanachart Bank PCL	368,010	12,953
TOA Paint Thailand PCL	10,900	10,430
Total Access Communication PCL, NVDR	22,200	28,983
TPI Polene PCL	404,300	19,923
TPI Polene Power PCL	106,000	13,017
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
Thailand (continued)
TQM Corp PCL	7,300	$22,767
True Corp. PCL	512,588	68,570
TTW PCL	49,900	16,835
U City PCL (A)	237,300	14,034
Unique Engineering & Construction PCL (A)	61,580	11,328
Univanich Palm Oil PCL	42,900	7,941
WHA Corp. PCL	174,900	16,973
Workpoint Entertainment PCL	11,640	7,599
Turkey 0.4%		707,403
Akbank TAS	67,088	32,620
Aksa Akrilik Kimya Sanayii AS	15,418	30,575
Anadolu Anonim Turk Sigorta Sirketi	15,271	7,024
Arcelik AS	4,380	14,006
Aselsan Elektronik Sanayi Ve Ticaret AS	9,214	14,727
Bera Holding AS (A)	6,956	5,332
BIM Birlesik Magazalar AS	8,299	42,246
Borusan Yatirim ve Pazarlama AS	11	301
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	3,322
Coca-Cola Icecek AS	2,666	17,063
Enka Insaat ve Sanayi AS	26,613	29,890
Eregli Demir ve Celik Fabrikalari TAS	16,833	27,654
Ford Otomotiv Sanayi AS	1,299	22,667
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	379
Hektas Ticaret TAS (A)	21,125	19,986
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	8,680
Is Yatirim Menkul Degerler AS	9,331	13,437
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	37,562	23,713
KOC Holding AS	12,619	25,868
Koza Altin Isletmeleri AS (A)	997	9,256
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	8,796	12,753
Migros Ticaret AS (A)	5,109	15,567
Otokar Otomotiv Ve Savunma Sanayi A.S.	263	7,671
Pegasus Hava Tasimaciligi AS (A)	1,333	8,427
Petkim Petrokimya Holding AS (A)	35,494	20,051
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	8,941	12,881
Sasa Polyester Sanayi AS (A)	5,106	16,114
TAV Havalimanlari Holding AS (A)	6,086	12,067
Tofas Turk Otomobil Fabrikasi AS	4,325	26,920
Turk Hava Yollari AO (A)	25,780	33,114
Turk Telekomunikasyon AS	16,647	11,985
Turk Traktor ve Ziraat Makineleri AS	447	6,203
Turkcell Iletisim Hizmetleri AS	33,861	47,367
Turkiye Garanti Bankasi AS	53,299	45,483
Turkiye Petrol Rafinerileri AS (A)	1,496	16,377
Turkiye Sise ve Cam Fabrikalari AS	15,535	14,110
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	9,170
Ulker Biskuvi Sanayi AS	4,197	6,160
Vestel Elektronik Sanayi ve Ticaret AS	3,881	7,800
Yapi ve Kredi Bankasi AS	46,073	10,544
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	10,687	10,156
Zorlu Enerji Elektrik Uretim AS (A)	63,428	7,737
Ukraine 0.0%		38,364
Kernel Holding SA	2,666	38,364
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Arab Emirates 0.9%		$1,569,738
Abu Dhabi Commercial Bank PJSC	56,040	129,521
Abu Dhabi Islamic Bank PJSC	58,582	103,169
Abu Dhabi National Oil Company for Distribution PJSC	40,263	45,302
Agthia Group PJSC	7,185	10,995
Air Arabia PJSC (A)	91,308	36,004
Ajman Bank PJSC (A)	106,389	23,424
Aldar Properties PJSC	93,124	101,790
Aramex PJSC	37,355	39,486
Arkan Building Materials Company (A)	55,892	22,674
Dana Gas PJSC	170,647	48,991
Deyaar Development PJSC (A)	272,075	31,153
Dubai Financial Market PJSC (A)	65,925	43,090
Dubai Investments PJSC	82,070	42,258
Dubai Islamic Bank PJSC	18,778	26,328
Emaar Development PJSC (A)	31,923	39,748
Emaar Properties PJSC	121,319	154,853
Emirates Integrated Telecommunications Company PJSC	14,786	24,529
Emirates NBD Bank PJSC	18,063	64,938
Emirates Telecommunications Group Company PJSC	27,602	240,035
First Abu Dhabi Bank PJSC	55,434	288,724
RAK Properties PJSC (A)	63,646	12,792
Ras Al Khaimah Ceramics	21,048	15,715
SHUAA Capital PSC	124,409	24,219
United States 0.1%		259,796
Bizlink Holding, Inc.	4,064	37,626
Nexteer Automotive Group, Ltd.	54,000	69,813

Parade Technologies, Ltd.	2,000	152,357
Preferred securities 1.1%		$1,952,842
(Cost $1,679,774)
Brazil 0.9%		1,696,008
Banco ABC Brasil SA	5,383	16,211
Banco Bradesco SA	68,647	243,116
Banco do Estado do Rio Grande do Sul SA, B Shares	6,855	12,315
Banco Inter SA (B)	9,109	19,362
Centrais Eletricas Brasileiras SA, B Shares	3,254	18,551
Centrais Eletricas Santa Catarina	900	11,086
Cia de Saneamento do Parana	48,343	32,677
Cia de Transmissao de Energia Eletrica Paulista	8,072	33,455
Cia Energetica de Minas Gerais	30,058	70,255
Cia Energetica de Sao Paulo, B Shares	8,098	34,240
Cia Ferro Ligas da Bahia	1,876	14,503
Cia Paranaense de Energia, B Shares	40,000	43,687
Gerdau SA	18,000	82,606
Itau Unibanco Holding SA	44,280	176,274
Lojas Americanas SA	11,434	11,125
Marcopolo SA	33,745	15,426
Petroleo Brasileiro SA	142,938	748,271
Randon SA Implementos e Participacoes	12,025	23,678
Unipar Carbocloro SA	2,201	34,879
Usinas Siderurgicas de Minas Gerais SA, A Shares	22,459	54,291
Chile 0.1%		156,655
Coca-Cola Embonor SA, B Shares	18,333	20,872
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
Chile (continued)
Embotelladora Andina SA, B Shares	17,785	$36,558
Sociedad Quimica y Minera de Chile SA, B Shares	1,576	99,225
Colombia 0.1%		63,141
Bancolombia SA	4,585	37,185
Grupo Argos SA	4,425	9,764
Grupo Aval Acciones y Valores SA	61,605	16,192
Philippines 0.0%		10,227
Cebu Air, Inc.	11,227	10,227
South Korea 0.0%		2,152
Hyundai Engineering & Construction Company, Ltd.	35	2,152
Thailand 0.0%		24,659

U City PCL (A)	711,900	24,659
Warrants 0.0%		$7,620
(Cost $0)
Banpu PCL (Expiration Date: 9-30-22; Strike Price: THB 5.00) (A)	30,166	4,064
Banpu PCL (Expiration Date: 9-30-23; Strike Price: THB 7.50) (A)	30,166	2,793
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	20,080	271
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	10,040	152
MBK PCL (Expiration Date: 12-31-24; Strike Price: THB 3.00) (A)	1,116	340
Rights 0.0%		$6,907
(Cost $3,008)
China Petrochemical Development Corp. (Expiration Date: 12-16-21; Strike Price: TWD 11.75) (A)	18,641	637
CIFI Holdings Group Company, Ltd. (Expiration Date: 12-21-21; Strike Price: HKD 4.00) (A)	8,832	283
Hana Micron, Inc. (Expiration Date: 12-10-21; Strike Price: KRW 18,150.00) (A)	482	1,298
Hyundai Doosan Infracore Company, Ltd. (Expiration Date: 12-10-21; Strike Price: KRW 5,980.00) (A)	2,666	1,908
JMT Network Services PCL (Expiration Date: 12-21-21; Strike Price: THB 41.50) (A)	2,139	1,095
Plan B Media PCL (Expiration Date: 12-27-21; Strike Price: THB 5.00) (A)	9,264	412
Taichung Commercial Bank (Expiration Date: 12-17-21; Strike Price: TWD 11.15) (A)	7,176	194
The Indian Hotels Company, Ltd. (Expiration Date: 12-9-21; Strike Price: INR 150.00) (A)	2,441	1,039
Tonymoly Company, Ltd. (Expiration Date: 12-20-21; Strike Price: KRW 4,920.00) (A)	72	41

	Yield (%)	Shares	Value
Short-term investments 0.5%			$987,596
(Cost $986,608)
Short-term funds 0.5%			987,596
John Hancock Collateral Trust (F)	0.0000(G)	98,709	987,596

Total investments (Cost $144,514,528) 99.7%	$184,589,842
Other assets and liabilities, net 0.3%	561,765
Total net assets 100.0%	$185,151,607

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	Korean Won
THB	Thai Bhat
TWD	New Taiwan Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $2,282,225. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $1,932,850 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-21.
The fund had the following sector composition as a percentage of net assets on 11-30-21:
Information technology	20.9%
Financials	17.3%
Consumer discretionary	11.5%
Materials	10.7%
Communication services	8.5%
Industrials	8.0%
Consumer staples	7.2%
Health care	4.2%
Energy	4.1%
Real estate	3.7%
Utilities	3.1%
Short-term investments and other	0.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	6	Long	Dec 2021	$1,351,016	$1,369,875	$18,859
						$18,859
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
60	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$40,564	—	$40,564	—
Belgium	20,210	—	20,210	—
Brazil	5,775,401	$5,775,401	—	—
Canada	45,150	45,150	—	—
Chile	974,530	53,261	921,269	—
China	50,331,338	6,679,713	42,930,679	$720,946
Colombia	341,707	341,707	—	—
Czech Republic	172,971	—	172,971	—
Egypt	82,706	—	82,706	—
Greece	479,404	—	468,079	11,325
Hong Kong	7,607,073	15,054	7,432,202	159,817
Hungary	387,229	—	387,229	—
India	24,983,214	—	24,961,406	21,808
Indonesia	3,188,813	—	3,082,970	105,843
Malaysia	2,750,646	—	2,745,857	4,789
Mexico	4,954,286	4,954,286	—	—
Netherlands	42,546	42,546	—	—
|	61

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Peru	$167,759	$167,759	—	—
Philippines	2,539,619	—	$2,538,502	$1,117
Poland	1,513,080	—	1,513,080	—
Qatar	1,371,823	—	1,371,823	—
Romania	78,806	—	78,806	—
Russia	1,774,801	562,575	1,212,226	—
Saudi Arabia	4,890,414	—	4,890,414	—
Singapore	99,328	99,328	—	—
South Africa	6,759,948	850,397	5,909,551	—
South Korea	24,751,913	185,436	24,563,747	2,730
Spain	16,978	—	16,978	—
Taiwan	29,446,972	352,810	29,091,645	2,517
Thailand	3,470,347	—	3,469,305	1,042
Turkey	707,403	—	707,024	379
Ukraine	38,364	—	38,364	—
United Arab Emirates	1,569,738	—	1,569,738	—
United States	259,796	—	259,796	—
Preferred securities
Brazil	1,696,008	1,696,008	—	—
Chile	156,655	—	156,655	—
Colombia	63,141	63,141	—	—
Philippines	10,227	—	10,227	—
South Korea	2,152	—	2,152	—
Thailand	24,659	—	24,659	—
Warrants	7,620	7,009	611	—
Rights	6,907	2,947	3,960	—
Short-term investments	987,596	987,596	—	—
Total investments in securities	$184,589,842	$22,882,124	$160,675,405	$1,032,313
Derivatives:
Assets
Futures	$18,859	$18,859	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	98,709	$1,794,381	$2,378,414	$(3,184,948)	$189	$(440)	$22,545	—	$987,596
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Yes Bank, Ltd., Lock-In Shares	10-4-21	$100,844	—	70,811	—	70,811	0.0%[1]	$9,665

[1]	Less than 0.05%.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
62	|